UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 30.16%

AGRICULTURAL & FARM MACHINERY — 3.48%
AGCO Corp.	8,947	$645,437
CNH Industrial NV	133,199	1,534,452
Deere & Co.	39,449	5,060,518

		7,240,407
AGRICULTURAL PRODUCTS — 3.44%
Archer-Daniels-Midland Co.	89,575	3,778,274
Bunge Ltd.	22,034	1,727,245
Fresh Del Monte Produce Inc.	5,137	264,401
Ingredion Inc.	11,251	1,387,473

		7,157,393
ALUMINUM — 0.07%
Aluminum Corp. of China Ltd.[a]	7,605	120,159
Constellium NVa	4,377	38,518

		158,677
COAL & CONSUMABLE FUELS — 0.00%
Cameco Corp.	687	7,042

		7,042
COPPER — 0.65%
Freeport-McMoRan Inc.[a]	88,473	1,293,475
Nevsun Resources Ltd.	20,043	54,317

		1,347,792
DIVERSIFIED METALS & MINING — 5.68%
BHP Billiton Ltd. ADR	102,648	4,276,316
BHP Billiton PLC	67,556	2,459,714
Ferroglobe PLC	4,171	53,305
HudBay Minerals Inc.[b]	15,157	118,225
Northern Dynasty Minerals Ltd.[a,b]	19,090	26,917
Rio Tinto PLC ADR	76,521	3,625,565
Teck Resources Ltd. Class Bb	29,894	648,401
Turquoise Hill Resources Ltd.[a]	63,167	207,819
Vedanta Ltd. ADR	21,996	387,129

		11,803,391
FERTILIZERS & AGRICULTURAL CHEMICALS — 7.86%
Agrium Inc.	20,166	2,018,617
CF Industries Holdings Inc.	34,024	998,604
FMC Corp.	19,557	1,493,764
Israel Chemicals Ltd.[a]	74,445	355,847
Monsanto Co.	64,042	7,481,386
Mosaic Co. (The)	51,229	1,236,668
Potash Corp. of Saskatchewan Inc.	122,595	2,194,451
Sociedad Quimica y Minera de Chile SA ADR	13,528	556,136

		16,335,473

Security	Shares	Value
FOREST PRODUCTS — 0.09%
Deltic Timber Corp.	896	$64,629
Norbord Inc.	3,422	121,344

		185,973
GOLD — 2.95%
Agnico Eagle Mines Ltd.[b]	11,663	544,779
Alamos Gold Inc. Class Ab	15,082	106,931
AngloGold Ashanti Ltd.[b]	20,628	206,693
Asanko Gold Inc.[a]	10,249	12,914
B2Gold Corp.[a]	49,060	123,631
Barrick Gold Corp.[b]	58,860	995,323
Cia. de Minas Buenaventura SAA ADR	9,339	114,309
Eldorado Gold Corp.	40,011	84,823
Franco-Nevada Corp.	9,019	653,517
Gold Fields Ltd.	37,692	150,391
Goldcorp Inc.	43,194	567,137
Harmony Gold Mining Co. Ltd.	18,678	33,807
IAMGOLD Corp.[a]	23,425	126,495
Kinross Gold Corp.[a]	62,992	259,527
Klondex Mines Ltd.[a]	8,940	28,519
New Gold Inc.[a]	29,030	97,250
Newmont Mining Corp.	26,923	1,000,728
NovaGold Resources Inc.[a]	11,028	49,295
Osisko Gold Royalties Ltd.[b]	5,376	69,082
Pretium Resources Inc.[a]	7,568	72,728
Randgold Resources Ltd. ADR	4,735	440,071
Sandstorm Gold Ltd.[a]	7,663	31,648
Sibanye Gold Ltd.	19,003	98,055
Silver Standard Resources Inc.[a]	6,026	58,633
Tahoe Resources Inc.	15,746	86,131
Yamana Gold Inc.	47,798	124,275

		6,136,692
INTEGRATED OIL & GAS — 1.10%
BP PLC ADR	5,723	201,106
Cenovus Energy Inc.	1,861	15,651
Chevron Corp.	3,463	378,125
China Petroleum & Chemical Corp.	466	35,505
Ecopetrol SA ADR[b]	504	4,707
Eni SpA	2,455	77,529
Exxon Mobil Corp.	7,745	619,910
Imperial Oil Ltd.	464	13,289
Occidental Petroleum Corp.	1,395	86,392
PetroChina Co. Ltd.	385	24,875
Petroleo Brasileiro SA ADR[a]	2,717	23,937
Royal Dutch Shell PLC Class A ADR	4,095	231,490
Royal Dutch Shell PLC Class B ADR	3,428	198,344
Statoil ASA	1,967	36,901
Suncor Energy Inc.	3,047	99,393
Total SA ADR	4,543	230,194
YPF SA ADR	391	7,898

		2,285,246
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	823	4,354

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2017

Security	Shares	Value
Helmerich & Payne Inc.	294	$14,882
Nabors Industries Ltd.	773	5,960
Noble Corp. PLC	663	2,652
Precision Drilling Corp.[a]	795	2,321
Rowan Companies PLC Class Aa	342	3,991
Seadrill Ltd.[a]	444	164
Transocean Ltd.[a]	1,058	9,152

		43,476
OIL & GAS EQUIPMENT & SERVICES — 0.19%
Amec Foster Wheeler PLC ADR	828	4,852
Baker Hughes a GE Co.	860	31,725
Core Laboratories NV	89	8,947
Frank’s International NVb	107	867
Halliburton Co.	1,754	74,440
McDermott International Inc.[a]	574	3,886
National Oilwell Varco Inc.	768	25,121
Schlumberger Ltd.	2,816	193,178
TechnipFMC PLC[a]	943	26,913
Tenaris SA ADR	478	15,076
Weatherford International PLC[a,b]	1,995	8,898

		393,903
OIL & GAS EXPLORATION & PRODUCTION — 0.41%
Advantage Oil & Gas Ltd.[a]	372	2,567
Anadarko Petroleum Corp.	1,197	54,667
Antero Resources Corp.[a]	303	6,248
Apache Corp.	813	40,227
Baytex Energy Corp.[a,b]	459	1,281
Cabot Oil & Gas Corp.	989	24,596
Canadian Natural Resources Ltd.	2,314	70,808
Cimarex Energy Co.	204	20,202
CNOOC Ltd.	343	38,570
Concho Resources Inc.[a]	317	41,292
ConocoPhillips	2,644	119,958
Continental Resources Inc./OKa,b	179	5,984
Crescent Point Energy Corp.	1,197	9,397
Devon Energy Corp.	1,125	37,474
Diamondback Energy Inc.[a]	210	20,135
Encana Corp.[b]	2,083	20,955
Enerplus Corp.	537	4,844
EOG Resources Inc.	1,234	117,403
EQT Corp.[b]	371	23,633
Hess Corp.	578	25,744
Kosmos Energy Ltd.[a]	489	3,227
Marathon Oil Corp.	1,819	22,246
Murphy Oil Corp.	338	8,984
Newfield Exploration Co.[a]	433	12,440
Noble Energy Inc.	973	28,130
Obsidian Energy Ltd.[a]	904	1,067
Pengrowth Energy Corp.[a]	797	574
Pioneer Natural Resources Co.	363	59,205
Range Resources Corp.	392	8,275
Southwestern Energy Co.[a]	1,122	6,395
Vermilion Energy Inc.	263	8,669

		845,197
OIL & GAS REFINING & MARKETING — 0.09%
Andeavor	244	24,285

Security	Shares	Value
Cosan Ltd.	256	$1,874
HollyFrontier Corp.	286	8,248
Marathon Petroleum Corp.	837	46,864
Phillips 66	708	59,295
Valero Energy Corp.	721	49,728

		190,294
OIL & GAS STORAGE & TRANSPORTATION — 0.17%
Cheniere Energy Inc.[a]	323	14,600
Enbridge Inc. New	2,224	92,207
Euronav SAa	175	1,409
Frontline Ltd./Bermuda	84	481
GasLog Ltd.	60	1,095
Golar LNG Ltd.	145	3,453
Kinder Morgan Inc./DE	2,605	53,220
Navigator Holdings Ltd.[a]	50	533
Nordic American Tankers Ltd.[b]	143	841
ONEOK Inc.	516	29,190
Pembina Pipeline Corp.	544	18,550
Plains GP Holdings LP Class A	213	5,823
Scorpio Tankers Inc.	238	883
Ship Finance International Ltd.	85	1,156
Targa Resources Corp.	301	13,969
TransCanada Corp.	1,182	60,424
Ultrapar Participacoes SA ADR	575	13,610
Williams Companies Inc. (The)	1,121	35,625

		347,069
PAPER PACKAGING — 2.13%
International Paper Co.	34,969	1,922,595
Packaging Corp. of America	7,979	873,541
Sonoco Products Co.	8,417	408,056
WestRock Co.	21,266	1,221,094

		4,425,286
PAPER PRODUCTS — 0.18%
Fibria Celulose SA ADR	19,256	203,536
KapStone Paper and Packaging Corp.	7,449	170,284

		373,820
PRECIOUS METALS & MINERALS — 0.05%
Dominion Diamond Corp.	4,891	68,865
Mountain Province Diamonds[a]	7,163	28,652

		97,517
SILVER — 0.36%
First Majestic Silver Corp.[a]	8,381	68,976
Fortuna Silver Mines Inc.[a]	8,287	41,352
MAG Silver Corp.[a]	3,567	49,153
Pan American Silver Corp.	7,774	130,992
Wheaton Precious Metals Corp.[b]	22,463	456,223

		746,696

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2017

Security	Principal or Shares	Value
SPECIALIZED REITS — 1.24%
Potlatch Corp.	3,445	$164,843
Rayonier Inc.	10,913	317,241
Weyerhaeuser Co.	63,629	2,101,030

		2,583,114

TOTAL COMMON STOCKS
(Cost: $60,760,799)		62,704,458

PREFERRED STOCKS — 0.02%

INTEGRATED OIL & GAS — 0.02%
Petroleo Brasileiro SA ADR, Preference Shares[a]	3,732	31,722

		31,722

TOTAL PREFERRED STOCKS
(Cost: $33,798)		31,722

SHORT-TERM INVESTMENTS — 66.33%

COMMERCIAL PAPER[c] — 52.93%
ABN AMRO Funding USA LLC
1.15%, 08/03/17	$3,000,000	2,999,701
American Electric Power Co. Inc.
1.43%, 08/07/17	5,000,000	4,998,629
Bank of Montreal
1.19%, 08/16/17	6,000,000	5,999,790
Barton Capital SA
1.31%, 09/25/17	5,000,000	4,989,212
Bell Canada Inc.
1.40%, 08/04/17	4,500,000	4,499,302
1.35%, 08/17/17	1,200,000	1,199,199
Coca-Cola Co. (The)
1.02%, 09/25/17	2,000,000	1,996,556
Crown Point Cap Co.
1.30%, 09/18/17	3,500,000	3,493,974
Deutsche Telekom AG
1.41%, 09/14/17	2,000,000	1,996,150
Eni Finance USA Inc.
1.44%, 08/30/17	5,000,000	4,994,167
Ford Motor Credit Co. LLC
1.48%, 10/23/17	2,500,000	2,490,947
Hyundai Capital America
1.45%, 08/08/17	2,000,000	1,999,372
1.34%, 08/09/17	4,000,000	3,998,582
JPMorgan Securities LLC
1.41%, 12/18/17	4,000,000	3,979,156
LMA Americas LLC
1.33%, 10/24/17	5,900,000	5,882,063
Macquarie Bank Ltd.
1.15%, 08/24/17	3,000,000	2,997,540
1.13%, 09/19/17	2,300,000	2,295,933
Marriott International Inc./MD
1.50%, 08/22/17	3,300,000	3,297,078
Mondelez International Inc.
1.50%, 09/27/17	4,000,000	3,990,469

Security	Principal or Shares	Value
National Australia Bank Ltd.
1.30%, 04/05/18	$4,000,000	$4,002,236
Nieuw Amsterdam Receivables Corp.
1.27%, 09/13/17	2,500,000	2,496,092
NRW Bank
1.21%, 08/08/17	5,500,000	5,498,596
Old Line Funding LLC
1.23%, 09/20/17	4,500,000	4,491,942
Omnicom Capital Inc.
1.47%, 08/07/17	5,000,000	4,998,629
Oversea-Chinese Banking Corp. Ltd.
1.32%, 10/05/17	2,000,000	1,995,277
1.34%, 10/13/17	2,750,000	2,742,657
Sempra Energy
1.45%, 09/11/17	6,000,000	5,989,724
Svenska Handelsbanken AB
1.23%, 11/06/17	5,000,000	4,982,564
Versailles CDS LLC
1.31%, 10/02/17	4,750,000	4,739,410

TOTAL COMMERCIAL PAPER
(Cost: $110,036,751)		110,034,947

MONEY MARKET FUNDS — 7.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	2,679,629	2,680,434
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	13,486,611	13,486,611

		16,167,045
U.S. GOVERNMENT OBLIGATIONS — 6.58%
U.S. Treasury Bill[c]
0.90%, 08/17/17	$6,000,000	5,997,408
0.97%, 08/10/17	2,000,000	1,999,528
0.97%, 08/31/17	3,300,000	3,297,383
1.14%, 01/25/18	2,400,000	2,386,829

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $13,681,306)		13,681,148

TOTAL U.S. SHORT-TERM INVESTMENTS
(Cost: $139,885,075)		139,883,140

TOTAL INVESTMENTS IN SECURITIES — 97.47%
(Cost: $200,679,672)[g]		202,619,320
Other Assets, Less Liabilities — 2.53%		5,259,221

NET ASSETS — 100.00%		$207,878,541

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Rates shown are discount rates paid at the time of purchase.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $203,740,140. Net unrealized depreciation was $1,120,820, of which $4,246,108 represented gross unrealized appreciation on securities and $5,366,928 represented gross unrealized depreciation on securities.

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of July 31, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Aluminum	750	Jan 2018	$1,447	$8,424
Brent Crude Oil	575,000	Mar 2018	30,694	1,998,188
Cattle Feeder	900,000	Jan 2018	1,284	(7,410)
Cocoa	240	Dec 2017	501	17,577
Coffee	1,012,500	Mar 2018	1,481	97,802
Copper	300	Feb 2018	1,921	148,064
Corn	1,730,000	Mar 2018	6,855	(295,087)
Cotton	3,000,000	Dec 2017	2,066	(124,617)
Gasoline RBOB	5,670,000	Sep 2017	8,843	38,751
Gold	1,300	Feb 2018	1,660	(9,486)
KC HRW Wheat	265,000	Mar 2018	1,377	(96,559)
Lead	150	Feb 2018	353	3,236
Lean Hogs	3,960,000	Oct 2017	2,615	17,682
Live Cattle	3,840,000	Oct 2017	4,299	(281,747)
Low Sulphur Gasoil	19,500	Nov 2017	9,409	822,350
Natural Gas	2,340,000	Mar 2018	6,540	(150,279)
Nickel	24	Sep 2017	245	33,435
NY Harb ULSD	4,662,000	Mar 2018	7,709	649,116
Silver	15,000	Sep 2017	252	15,240
Soybean	460,000	Mar 2018	4,694	(55,897)
Sugar	18,480,000	Feb 2018	2,883	200,161
Wheat	945,000	Mar 2018	4,921	(347,957)
WTI Crude Oil	838,000	Mar 2018	42,386	2,951,017
Zinc	200	Mar 2018	560	(36)

Total				$5,631,968

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2017

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$62,704,458	$—	$—	$62,704,458
Preferred stocks	31,722	—	—	31,722
Commercial paper	—	110,034,947	—	110,034,947
Money market funds	16,167,045	—	—	16,167,045
U.S. government obligations	—	13,681,148	—	13,681,148

Total	$78,903,225	$123,716,095	$—	$202,619,320

Derivative financial instruments[a]:
Assets:
Futures contracts	$7,001,043	$—	$—	$7,001,043
Liabilities:
Futures contracts	(1,369,075)	—	—	(1,369,075)

Total	$5,631,968	$—	$—	$5,631,968

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

5

Schedule of Investments  (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.79%

ADVERTISING — 0.09%
Omnicom Group Inc.
3.63%, 05/01/22	$100	$104,872

		104,872
AEROSPACE & DEFENSE — 1.76%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	106,244
Harris Corp.
2.00%, 04/27/18	45	45,074
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	40	41,647
4.95%, 02/15/21 (Call 11/15/20)	200	215,758
5.20%, 10/15/19	100	106,790
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	540	549,542
3.35%, 09/15/21	200	209,248
3.55%, 01/15/26 (Call 10/15/25)	225	234,371
Northrop Grumman Corp.
1.75%, 06/01/18	200	200,324
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	200	202,702
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[b]	35	38,741

		1,950,441
AGRICULTURE — 2.09%
Alliance One International Inc.
9.88%, 07/15/21 (Call 08/31/17)[a]	50	44,456
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	152,746
2.85%, 08/09/22[a]	150	152,871
9.25%, 08/06/19	650	744,302
Philip Morris International Inc.
2.00%, 02/21/20	300	301,275
2.13%, 05/10/23 (Call 03/10/23)[a]	70	68,370
2.63%, 02/18/22 (Call 01/18/22)	150	151,913
2.75%, 02/25/26 (Call 11/25/25)[a]	270	265,075
Reynolds American Inc.
2.30%, 06/12/18	140	140,648
4.00%, 06/12/22	100	106,230
8.13%, 06/23/19	100	111,343
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	70	72,107

		2,311,336
AIRLINES — 0.09%
United Continental Holdings Inc.
5.00%, 02/01/24[a]	100	101,438

		101,438
AUTO MANUFACTURERS — 2.77%
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	250,035
2.46%, 03/27/20[a]	200	200,882
5.00%, 05/15/18	950	973,009

Security	Principal (000s)	Value
General Motors Co.
4.00%, 04/01/25[a]	$100	$101,160
General Motors Financial Co. Inc.
2.40%, 05/09/19	65	65,269
3.15%, 06/30/22 (Call 05/30/22)	200	200,742
3.20%, 07/06/21 (Call 06/06/21)	55	55,878
3.45%, 04/10/22 (Call 02/10/22)	100	102,017
3.50%, 07/10/19	650	665,957
4.00%, 01/15/25 (Call 10/15/24)	100	101,128
4.20%, 03/01/21 (Call 02/01/21)	100	105,087
5.25%, 03/01/26 (Call 12/01/25)	60	65,057
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	181,316

		3,067,537
AUTO PARTS & EQUIPMENT — 0.58%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	100	103,378
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[a,b]	65	64,693
IHO Verwaltungs GmbH
4.50% (5.25% PIK), 09/15/23 (Call 09/15/19)[a,b,c]	200	206,028
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100	107,116
ZF North America Capital Inc.
4.75%, 04/29/25[b]	150	156,894

		638,109
BANKS — 19.55%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	250	250,808
Banco Santander SA
3.50%, 04/11/22[a]	200	205,704
Bank of America Corp.
3.30%, 01/11/23	200	205,162
4.25%, 10/22/26	100	104,152
5.65%, 05/01/18[a]	250	257,052
5.88%, 01/05/21	250	278,707
7.63%, 06/01/19	400	440,048
VRN, (3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[d]	190	190,540
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[d]	200	201,088
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[d]	300	304,926
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[a,d]	200	204,066
Bank of Montreal
1.50%, 07/18/19	140	139,215
1.90%, 08/27/21	100	98,589
2.10%, 12/12/19	100	100,472
Bank of New York Mellon Corp. (The)

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
2.30%, 09/11/19 (Call 08/11/19)	$250	$252,592
2.60%, 08/17/20 (Call 07/17/20)	120	122,174
Bank of Nova Scotia (The)
2.45%, 03/22/21	100	100,888
2.70%, 03/07/22[a]	300	302,574
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	200,738
BNP Paribas SA
2.40%, 12/12/18	100	100,893
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	85	85,693
3.50%, 06/15/23	250	256,870
Capital One N.A./Mclean VA
2.35%, 01/31/20 (Call 12/31/19)	250	251,068
Citigroup Inc.
1.70%, 04/27/18	100	99,949
2.05%, 12/07/18	100	100,365
2.05%, 06/07/19	100	100,173
2.50%, 09/26/18	250	252,205
2.75%, 04/25/22 (Call 03/25/22)	200	200,848
2.90%, 12/08/21 (Call 11/08/21)	300	304,242
4.50%, 01/14/22	350	377,247
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[d]	400	400,444
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	254,922
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	252,223
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250	257,737
Discover Bank
2.00%, 02/21/18	250	250,365
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,814
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	45	44,597
2.55%, 10/23/19	250	253,015
2.63%, 01/31/19	250	252,727
2.75%, 09/15/20 (Call 08/15/20)	130	131,906
3.50%, 01/23/25 (Call 10/23/24)	300	304,095
3.50%, 11/16/26 (Call 11/16/25)	75	74,788
3.75%, 02/25/26 (Call 11/25/25)	300	307,038
3.85%, 01/26/27 (Call 01/26/26)[a]	200	204,404
5.25%, 07/27/21	700	769,181
5.95%, 01/18/18	250	254,852
HSBC Holdings PLC
3.40%, 03/08/21	1,200	1,241,148
3.90%, 05/25/26	200	208,412
HSBC USA Inc.
1.70%, 03/05/18	180	180,153
JPMorgan Chase & Co.
1.63%, 05/15/18	350	350,119
2.55%, 03/01/21 (Call 02/01/21)	100	101,035
2.97%, 01/15/23 (Call 01/15/22)	300	303,987
3.13%, 01/23/25 (Call 10/23/24)	850	850,671
3.88%, 09/10/24	100	103,810
4.63%, 05/10/21	100	108,269
6.30%, 04/23/19	350	376,344
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[d]	150	150,654
VRN, (3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[a,d]	200	202,128

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[d]	$100	$102,636
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	251,798
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	250	251,808
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	197,670
3.00%, 02/22/22	50	50,971
Mizuho Financial Group Inc.
2.95%, 02/28/22	200	202,054
Morgan Stanley
2.20%, 12/07/18	550	553,047
2.38%, 07/23/19	300	302,424
2.63%, 11/17/21	100	100,327
3.13%, 07/27/26	485	474,825
3.63%, 01/20/27	200	202,476
3.75%, 02/25/23	200	208,784
3.88%, 01/27/26[a]	400	413,836
4.88%, 11/01/22	150	163,305
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	100	110,538
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	400	402,548
State Street Corp.
4.96%, 03/15/18	100	101,912
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	250	250,145
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	100	99,756
Svenska Handelsbanken AB
1.50%, 09/06/19	250	248,168
1.88%, 09/07/21	250	246,593
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)[a]	200	202,998
3.00%, 03/15/22 (Call 02/15/22)	100	102,939
Wells Fargo & Co.
2.15%, 01/15/19	250	251,545
2.50%, 03/04/21	100	100,706
3.00%, 01/22/21	100	102,510
4.48%, 01/16/24	100	107,898
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	500,440
2.15%, 12/06/19	300	301,956
Westpac Banking Corp.
1.60%, 08/19/19	100	99,352
1.65%, 05/13/19	60	59,802
2.15%, 03/06/20	200	200,946
2.80%, 01/11/22[a]	200	203,666

		21,649,265
BEVERAGES — 0.72%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	125,604
2.65%, 02/01/21 (Call 01/01/21)	65	66,083
3.30%, 02/01/23 (Call 12/01/22)	100	103,731
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)[a]	200	202,268

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	$300	$301,182

		798,868
BIOTECHNOLOGY — 0.67%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a,b]	50	49,312
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	100,824
2.65%, 05/11/22 (Call 04/11/22)[a]	135	136,523
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	45,924
Biogen Inc.
2.90%, 09/15/20	30	30,785
Celgene Corp.
2.88%, 08/15/20	200	204,960
Gilead Sciences Inc.
2.35%, 02/01/20[a]	100	101,388
2.55%, 09/01/20[a]	75	76,513

		746,229
BUILDING MATERIALS — 0.60%
Eagle Materials Inc.
4.50%, 08/01/26 (Call 08/01/21)	100	104,648
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	100	102,390
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)[a]	40	41,179
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	98,812
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,811
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	100	105,392
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	15,746
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	25	26,996
7.50%, 06/15/21	100	118,041

		666,015
CHEMICALS — 0.88%
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	26,351
7.00%, 05/15/25 (Call 05/15/20)[a]	100	111,497
EI du Pont de Nemours & Co.
2.20%, 05/01/20	40	40,313
Monsanto Co.
2.75%, 07/15/21	300	304,494
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	104,779
PolyOne Corp.
5.25%, 03/15/23	100	105,534
RPM International Inc.
6.13%, 10/15/19	100	108,430
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	65,445
2.75%, 06/01/22 (Call 05/01/22)	25	25,307
3.13%, 06/01/24 (Call 04/01/24)	50	50,701

Security	Principal (000s)	Value
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	$25	$26,292

		969,143
COMMERCIAL SERVICES — 0.49%
ADT Corp. (The)
5.25%, 03/15/20	100	105,598
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)[b]	25	26,338
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[a,b]	40	40,973
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	25,279
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 08/31/17)[a,b]	50	51,566
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	24,095
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	37,138
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	51,237
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,067
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	156,109

		544,400
COMPUTERS — 2.50%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	95	95,902
2.50%, 02/09/22 (Call 01/09/22)	300	304,032
2.85%, 02/23/23 (Call 12/23/22)	75	76,857
3.00%, 02/09/24 (Call 12/09/23)	60	61,364
3.35%, 02/09/27 (Call 11/09/26)	145	148,993
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	50	51,204
6.02%, 06/15/26 (Call 03/15/26)[b]	25	27,876
7.13%, 06/15/24 (Call 06/15/19)[a,b]	50	55,576
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[b]	50	52,480
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	71,022
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,795
3.60%, 10/15/20 (Call 09/15/20)	600	620,850
4.90%, 10/15/25 (Call 07/15/25)	100	105,756
HP Inc.
2.75%, 01/14/19	200	201,978
International Business Machines Corp.
7.63%, 10/15/18	250	267,490
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[a,b]	100	99,797
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	150	149,077
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	195	230,734

		2,772,783

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.05%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	$50	$52,572

		52,572
DISTRIBUTION & WHOLESALE — 0.09%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	100	105,145

		105,145
DIVERSIFIED FINANCIAL SERVICES — 5.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	150	162,499
Ally Financial Inc.
4.13%, 03/30/20	100	103,014
5.13%, 09/30/24	150	160,134
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	150,084
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,172
1.88%, 05/03/19 (Call 04/03/19)	50	50,137
2.20%, 03/03/20 (Call 02/01/20)	300	302,466
2.25%, 08/15/19	200	201,948
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,770
CIT Group Inc.
3.88%, 02/19/19	100	102,499
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	202,044
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	125	130,305
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	36,918
4.00%, 10/15/23	150	161,243
International Lease Finance Corp.
3.88%, 04/15/18	1,000	1,013,500
Jefferies Group LLC
4.85%, 01/15/27	100	105,930
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	385	387,194
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	41,050
4.25%, 06/01/24 (Call 03/01/24)	100	106,380
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	221,342
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/17)	100	102,375
6.50%, 06/01/22 (Call 12/01/17)	50	51,083
Navient Corp.
5.00%, 10/26/20	100	102,963
6.13%, 03/25/24[a]	100	103,772
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[b]	45	45,760
ORIX Corp.
2.90%, 07/18/22	55	55,344
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	40	41,961

Security	Principal (000s)	Value
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	$650	$654,933
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	205,072
3.30%, 04/01/27 (Call 01/01/27)	50	49,957
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[a,b]	35	36,342
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	75	76,649
3.15%, 12/14/25 (Call 09/14/25)	505	516,615

		6,017,455
ELECTRIC — 3.39%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	100	104,686
7.38%, 07/01/21 (Call 06/01/21)	200	228,548
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	101,236
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	53,008
Black Hills Corp.
2.50%, 01/11/19	45	45,352
3.95%, 01/15/26 (Call 07/15/25)	50	51,626
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	100	99,130
Dominion Energy Inc.
2.58%, 07/01/20	30	30,267
5.20%, 08/15/19	100	106,204
Series A
1.40%, 09/15/17	100	99,977
Series B
1.60%, 08/15/19	55	54,653
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)[a]	400	399,688
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,754
3.55%, 09/15/21 (Call 06/15/21)	100	104,491
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[a]	100	101,090
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	102,137
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	101,164
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,926
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	300	308,172
Ohio Power Co. Series M
5.38%, 10/01/21	100	111,590
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	99,906
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	99,471
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	153,019
4.15%, 09/15/21 (Call 06/15/21)	300	315,771
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	150,352

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
Southern Co. (The)
2.45%, 09/01/18	$150	$150,924
Southern Power Co.
1.85%, 12/01/17	100	100,086
1.95%, 12/15/19	90	89,884
4.15%, 12/01/25 (Call 09/01/25)	50	52,700
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 04/15/19)[b]	18	17,781
6.50%, 06/01/25 (Call 06/01/20)	45	32,352

		3,755,945
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a,b]	50	52,607
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	100	102,635
Hubbell Inc.
3.15%, 08/15/27	75	74,400

		229,642
ELECTRONICS — 0.64%
Amphenol Corp.
2.20%, 04/01/20	60	60,229
2.55%, 01/30/19 (Call 12/30/18)	100	100,875
Flex Ltd.
4.63%, 02/15/20	150	158,017
4.75%, 06/15/25 (Call 03/15/25)[a]	90	97,421
Fortive Corp.
1.80%, 06/15/19	35	34,859
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	110	112,305
Tyco Electronics Group SA
3.13%, 08/15/27	40	39,680
6.55%, 10/01/17	100	100,781

		704,167
ENGINEERING & CONSTRUCTION — 0.09%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	100,819

		100,819
ENTERTAINMENT — 0.37%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	105,702
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a,b]	200	220,796
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	75	83,775

		410,273
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
6.10%, 03/15/18	150	154,084

		154,084

Security	Principal (000s)	Value
FOOD — 2.27%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	$79	$80,390
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	100	99,469
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,066
Kellogg Co.
2.65%, 12/01/23	100	99,781
Kraft Heinz Foods Co.
2.00%, 07/02/18	450	451,251
2.80%, 07/02/20 (Call 06/02/20)	250	254,852
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	150,795
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[b]	100	103,779
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	100	102,649
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)[b]	125	131,854
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	150	151,767
2.60%, 10/01/20 (Call 09/01/20)	690	700,640
3.75%, 10/01/25 (Call 07/01/25)	55	57,371

		2,509,664
FOOD SERVICE — 0.03%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)	35	37,132

		37,132
FOREST PRODUCTS & PAPER — 0.19%
Clearwater Paper Corp.
5.38%, 02/01/25 [a,b]	100	98,977
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	100	109,456

		208,433
GAS — 0.18%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	101,337
5.63%, 05/20/24 (Call 03/20/24)	45	46,753
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)[b]	50	48,425

		196,515
HAND & MACHINE TOOLS — 0.08%
Stanley Black & Decker Inc.
1.62%, 11/17/18	85	84,946

		84,946
HEALTH CARE — PRODUCTS — 2.92%
Abbott Laboratories
2.00%, 09/15/18	35	35,110

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
2.00%, 03/15/20	$325	$325,179
2.35%, 11/22/19[a]	535	540,553
2.55%, 03/15/22	90	89,953
2.90%, 11/30/21 (Call 10/30/21)[a]	100	101,761
3.40%, 11/30/23 (Call 09/30/23)	100	103,039
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	239,375
Becton Dickinson and Co.
2.40%, 06/05/20	75	75,464
2.89%, 06/06/22 (Call 05/06/22)	105	105,690
3.70%, 06/06/27 (Call 03/06/27)	100	101,441
Boston Scientific Corp.
2.85%, 05/15/20	25	25,448
3.38%, 05/15/22	150	155,337
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	150	141,282
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a,b]	45	49,388
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)b	85	89,706
Medtronic Global Holdings SCA
1.70%, 03/28/19	125	125,171
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[b]	50	49,060
Stryker Corp.
2.00%, 03/08/19	175	175,516
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)[a]	100	103,671
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	167,728
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/31/17)	50	50,922
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	150	150,240
2.70%, 04/01/20 (Call 03/01/20)	230	232,882

		3,233,916
HEALTH CARE — SERVICES — 1.24%
Anthem Inc.
2.30%, 07/15/18	100	100,594
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	26,091
5.63%, 02/15/21 (Call 02/15/18)	30	31,259
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	50	51,239
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	100	106,590
HCA Inc.
3.75%, 03/15/19	100	102,247
5.38%, 02/01/25	200	212,970
Humana Inc.
2.63%, 10/01/19	50	50,608
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)[a]	100	99,622
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	101,007
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	50	54,155
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	146,022
UnitedHealth Group Inc.

Security	Principal (000s)	Value
2.13%, 03/15/21	$75	$74,947
2.88%, 03/15/22 (Call 12/15/21)	100	102,433
3.10%, 03/15/26	25	25,317
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	80	84,335

		1,369,436
HOME BUILDERS — 0.40%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[b]	100	105,071
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	103,497
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	150	161,592
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	46,389
6.13%, 04/01/25 (Call 04/01/20)[b]	25	25,785

		442,334
HOUSEWARES—0.14%
Newell Brands Inc.
2.15%, 10/15/18	150	150,505

		150,505
INSURANCE — 2.51%
Aflac Inc.
2.40%, 03/16/20	800	809,792
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)[a]	25	25,610
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	27,567
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	250	248,450
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	31,001
5.85%, 01/16/18	250	254,760
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	101,369
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	161,562
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	25	25,252
Chubb INA Holdings Inc.
3.35%, 05/15/24	75	77,744
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,985
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	151,080
2.35%, 03/06/20 (Call 02/06/20)	200	201,474
MetLife Inc.
4.75%, 02/08/21	150	163,441
Radian Group Inc.
5.25%, 06/15/20	200	211,526
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	40,442
Willis Towers Watson PLC
5.75%, 03/15/21	100	110,299

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
XLIT Ltd.
5.75%, 10/01/21[a]	$100	$111,695

		2,779,049
INTERNET — 1.30%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	400	413,460
Baidu Inc.
2.75%, 06/09/19	250	252,112
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	100	100,560
2.75%, 01/30/23 (Call 12/30/22)	200	199,134
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	106,698
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	170	173,358
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	102,673
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)	80	86,639

		1,434,634
IRON & STEEL — 0.39%
ArcelorMittal
6.00%, 03/01/21	200	218,590
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	75	73,624
U.S. Steel Corp.
8.38%, 07/01/21 (Call 07/01/18)[b]	125	138,314

		430,528
LODGING — 0.23%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	100	109,214
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	35,419
6.63%, 12/15/21	100	112,575

		257,208
MACHINERY — 0.17%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	150,447
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	36,279

		186,726
MANUFACTURING — 0.70%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)[a]	150	142,510
Bombardier Inc.
8.75%, 12/01/21[b]	50	56,709
General Electric Co.
4.38%, 09/16/20	200	214,622
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	315,717

Security	Principal (000s)	Value
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)[a]	$45	$45,669

		775,227
MEDIA — 2.49%
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[b]	200	211,738
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	345	356,744
3.75%, 02/15/28 (Call 11/06/27)[b]	200	195,220
4.91%, 07/23/25 (Call 04/23/25)	300	322,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	50	51,974
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	25	24,433
CSC Holdings LLC
5.25%, 06/01/24	300	311,142
DISH DBS Corp.
5.00%, 03/15/23	100	103,837
6.75%, 06/01/21	100	110,433
7.75%, 07/01/26	100	119,771
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[b]	70	75,819
SFR Group SA
6.00%, 05/15/22 (Call 08/31/17)[b]	200	209,190
Sirius XM Radio Inc.
5.38%, 07/15/26 (Call 07/15/21)[b]	150	157,186
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	52,470
6.75%, 07/01/18	100	104,368
Time Warner Inc.
2.10%, 06/01/19	150	150,430
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	50,103
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	154,957

		2,762,315
METAL FABRICATE & HARDWARE — 0.10%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	100	105,366

		105,366
MINING — 0.95%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	222,722
Aleris International Inc.
7.88%, 11/01/20 (Call 08/31/17)[a]	42	40,558
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[b]	100	113,755
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)[a]	150	145,138
6.88%, 02/15/23 (Call 02/15/20)	200	216,710
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[a,b]	100	109,709
Southern Copper Corp.
3.88%, 04/23/25	100	103,387

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	$100	$105,158

		1,057,137
OFFICE & BUSINESS EQUIPMENT — 0.10%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	100	109,845

		109,845
OIL & GAS — 2.32%
Antero Resources Corp.
5.13%, 12/01/22 (Call 08/31/17)	100	101,280
BP Capital Markets PLC
2.52%, 01/15/20	150	152,400
3.02%, 01/16/27 (Call 10/16/26)	200	197,154
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	85	85,226
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	50	52,871
ConocoPhillips
5.75%, 02/01/19	37	39,159
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	50	47,536
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	100	76,275
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[a,b]	50	50,523
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	55,526
2.73%, 03/01/23 (Call 01/01/23)[a]	70	71,345
3.04%, 03/01/26 (Call 12/01/25)[a]	150	152,577
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	25	24,726
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 08/31/17)	50	51,813
Marathon Petroleum Corp.
2.70%, 12/14/18	100	101,023
3.40%, 12/15/20 (Call 11/15/20)	95	98,396
Newfield Exploration Co.
5.63%, 07/01/24	50	52,583
5.75%, 01/30/22	50	52,894
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	85,967
3.50%, 06/15/25 (Call 03/15/25)	60	61,859
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	50	51,042
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[a,b]	50	51,866
Precision Drilling Corp.
7.75%, 12/15/23 (Call 12/15/19)[a]	50	50,125
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	48,692
Rowan Companies Inc.
7.38%, 06/15/25 (Call 03/15/25)[a]	100	94,693
Shell International Finance BV
1.38%, 05/10/19	100	99,640
2.13%, 05/11/20[a]	40	40,318
4.30%, 09/22/19	250	263,455
Tesoro Corp.
5.13%, 12/15/26 (Call 09/15/26)[b]	200	218,776

Security	Principal (000s)	Value
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	$35	$37,556

		2,567,296
OIL & GAS SERVICES — 0.33%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	300	308,967
McDermott International Inc.
8.00%, 05/01/21 (Call 08/31/17)[b]	50	51,388

		360,355
PACKAGING & CONTAINERS — 0.48%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[b]	200	221,352
Ball Corp.
4.00%, 11/15/23	50	51,062
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	25	26,208
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/31/17)[a,b]	30	21,989
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 08/31/17)	97	99,848
Sealed Air Corp.
5.50%, 09/15/25 (Call 06/15/25)[a,b]	100	109,099

		529,558
PHARMACEUTICALS — 1.98%
AbbVie Inc.
1.80%, 05/14/18	50	50,075
2.30%, 05/14/21 (Call 04/14/21)[a]	55	55,063
2.50%, 05/14/20 (Call 04/14/20)	30	30,461
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	185	189,201
AmerisourceBergen Corp.
4.88%, 11/15/19	100	106,365
Cardinal Health Inc.
1.95%, 06/15/18	75	75,175
Eli Lilly & Co.
2.35%, 05/15/22	55	55,503
3.10%, 05/15/27 (Call 02/15/27)	75	76,239
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)[a]	25	25,776
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)	195	197,116
2.95%, 03/03/27 (Call 12/03/26)[a]	260	264,974
McKesson Corp.
1.40%, 03/15/18	150	149,857
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	56,622
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	200	203,732
3.40%, 05/06/24	150	157,251
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	199,796
2.40%, 09/23/21 (Call 08/23/21)	95	94,697
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	50	49,852

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
1.70%, 07/19/19	$25	$24,869
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	130	134,800

		2,197,424
PIPELINES — 3.12%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	60	59,926
4.15%, 07/01/23 (Call 04/01/23)	50	52,149
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	100	101,323
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	40	40,299
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	100	104,270
9.00%, 04/15/19	100	111,013
Enterprise Products Operating LLC
5.25%, 01/31/20	200	214,930
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	101,825
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	100	111,344
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	100	121,312
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	1,000	1,010,800
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	35	36,003
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	200	222,138
5.75%, 05/15/24 (Call 02/15/24)	100	112,397
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	35	35,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	150	148,347
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 08/16/17)	100	103,506
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	61,043
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	200	200,664
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	250	257,190
3.75%, 06/15/27 (Call 03/15/27)	200	200,414
4.00%, 09/15/25 (Call 06/15/25)	50	51,443

		3,457,705
REAL ESTATE — 0.06%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	65	67,435

		67,435
REAL ESTATE INVESTMENT TRUSTS — 2.66%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	101,659
3.40%, 02/15/19	100	102,218
3.50%, 01/31/23	100	103,215
3.55%, 07/15/27 (Call 04/15/27)	190	188,786
5.90%, 11/01/21	100	113,199

Security	Principal (000s)	Value
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	$100	$107,436
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	105,539
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	95	95,024
3.40%, 02/15/21 (Call 01/15/21)	100	102,972
4.88%, 04/15/22	100	109,441
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	206,112
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)	30	32,029
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	80	77,697
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	100	104,219
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	252,290
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)[a]	200	211,492
5.00%, 08/15/22 (Call 02/15/22)	200	215,222
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	101,561
4.38%, 03/01/21 (Call 12/01/20)[a]	150	160,137
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	45	46,500
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	205,510
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	40	42,576
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	165,579

		2,950,413
RETAIL — 2.61%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b]	35	35,173
4.63%, 01/15/22 (Call 10/01/17)[b]	100	102,265
Advance Auto Parts Inc.
5.75%, 05/01/20	200	217,122
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	230	230,055
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	99,601
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	200	212,348
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[a]	145	149,972
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)[a]	35	36,363
L Brands Inc.
6.63%, 04/01/21	150	163,518
McDonald’s Corp.
2.10%, 12/07/18	500	502,920
2.63%, 01/15/22	200	202,588
3.38%, 05/26/25 (Call 02/26/25)[a]	300	307,656
3.63%, 05/20/21	100	105,188
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[b]	45	47,225

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	$30	$28,857
8.88%, 06/01/25 (Call 06/01/20)[b]	50	47,407
QVC Inc.
3.13%, 04/01/19	250	253,157
Rite Aid Corp.
6.75%, 06/15/21 (Call 08/31/17)	100	103,583
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	49,642

		2,894,640
SEMICONDUCTORS — 2.72%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	60,290
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	51,079
3.30%, 04/01/27 (Call 01/01/27)	70	71,420
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	200	201,340
3.00%, 01/15/22 (Call 12/15/21)[b]	650	660,023
3.63%, 01/15/24 (Call 11/15/23)[b]	75	77,201
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	200	201,458
2.88%, 05/11/24 (Call 03/11/24)	300	303,768
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	100	104,416
5.50%, 02/01/25 (Call 08/01/19)	150	159,064
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,035	1,030,622
QUALCOMM Inc.
3.00%, 05/20/22	85	87,655

		3,008,336
SOFTWARE — 1.38%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	25	24,896
3.40%, 09/15/26 (Call 06/15/26)[a]	60	60,709
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,624
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[b]	50	51,751
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	80	82,058
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,327
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	200,314
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	95	98,916
7.00%, 12/01/23 (Call 12/01/18)[b]	80	86,276
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	52,466
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	100	103,775
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	175	171,391
2.88%, 02/06/24 (Call 12/06/23)	75	76,645
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	250	262,385

Security	Principal (000s)	Value
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	$200	$198,840

		1,532,373
TELECOMMUNICATIONS — 3.37%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	100	101,493
2.85%, 02/14/23 (Call 01/14/23)	135	134,772
3.00%, 06/30/22 (Call 04/30/22)	50	50,603
3.20%, 03/01/22 (Call 02/01/22)	165	168,590
3.40%, 08/14/24 (Call 06/14/24)	200	199,950
3.90%, 03/11/24 (Call 12/11/23)	150	155,157
5.80%, 02/15/19	300	318,096
5.88%, 10/01/19	300	324,438
CenturyLink Inc.
6.45%, 06/15/21	150	162,155
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	100	99,328
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	78,959
11.00%, 09/15/25 (Call 06/15/25)	50	45,771
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	89,013
6.63%, 08/01/26	80	87,219
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/31/17)	100	96,072
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,812
4.50%, 03/15/24	50	53,778
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	200	210,274
Motorola Solutions Inc.
3.50%, 03/01/23	150	151,761
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	52,317
Sprint Communications Inc.
9.00%, 11/15/18[b]	37	40,025
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	112,781
7.88%, 09/15/23	175	198,467
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	45	50,052
6.63%, 04/01/23 (Call 04/01/18)	150	158,571
Verizon Communications Inc.
2.95%, 03/15/22	38	38,430
3.50%, 11/01/21	250	259,160
4.50%, 09/15/20	100	106,974
5.15%, 09/15/23	100	111,185
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[a]	50	40,950

		3,727,153
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	45	44,258

		44,258

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Security	Principal (000s)	Value
TRANSPORTATION — 0.05%
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[a,b]	$35	$36,685
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	15	15,617

		52,302
TRUCKING & LEASING — 0.08%
Park Aerospace Holdings Ltd.
5.50%, 02/15/24[b]	85	86,737

		86,737

TOTAL CORPORATE BONDS & NOTES (Cost: $88,094,193)		89,457,439

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 47.77%

MORTGAGE-BACKED SECURITIES — 47.77%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/32[e]	1,450	1,461,781
2.50%, 08/01/47[e]	75	72,410
3.00%, 08/01/32[e]	1,500	1,543,594
3.00%, 08/01/47[e]	3,525	3,531,059
3.50%, 08/01/32[e]	400	417,625
3.50%, 01/01/46	26	26,527
3.50%, 03/01/46	33	34,207
3.50%, 09/01/46	28	28,592
3.50%, 12/01/46	263	270,655
3.50%, 01/01/47	1,205	1,241,968
3.50%, 08/01/47[e]	3,001	3,091,499
4.00%, 08/01/32[e]	25	25,879
4.00%, 04/01/46	295	312,868
4.00%, 03/01/47	363	382,801
4.00%, 08/01/47[e]	2,111	2,223,477
4.50%, 08/01/32[e]	25	25,523
4.50%, 08/01/47[e]	500	536,250
5.00%, 08/01/47[e]	350	381,336
Federal National Mortgage Association
2.50%, 08/01/32[e]	1,895	1,910,693
2.50%, 08/01/47[e]	125	120,762
3.00%, 02/01/31	907	932,824
3.00%, 08/01/32[e]	809	832,132
3.00%, 08/01/47[e]	5,025	5,032,852
3.50%, 08/01/32[e]	804	837,919
3.50%, 11/01/45	167	172,025
3.50%, 01/01/47	109	112,753
3.50%, 02/01/47	421	433,190
3.50%, 08/01/47	125	128,762
3.50%, 08/01/47[e]	4,289	4,415,659
4.00%, 08/01/32[e]	475	491,996
4.00%, 01/01/46	864	910,145
4.00%, 02/01/46	76	80,208
4.00%, 03/01/46	36	37,983
4.00%, 04/01/46	182	192,229
4.00%, 10/01/46	33	34,435
4.00%, 03/01/47	121	127,884
4.00%, 06/01/47	299	314,622
4.00%, 08/01/47[e]	1,938	2,040,048

Security	Principal and Shares (000s)	Value
4.50%, 08/01/32[e]	$100	$102,156
4.50%, 08/01/47[e]	1,625	1,744,336
5.00%, 08/01/32[e]	25	25,535
5.00%, 08/01/47[e]	475	519,086
5.50%, 08/01/47[e]	1,650	1,824,797
Government National Mortgage Association
2.50%, 08/01/47[e]	150	146,883
3.00%, 08/01/47[e]	4,300	4,361,718
3.50%, 12/20/46	231	239,835
3.50%, 08/01/47[e]	4,893	5,084,071
4.00%, 09/20/46	24	25,055
4.00%, 04/20/47	205	216,597
4.00%, 08/01/47[e]	1,819	1,914,878
4.50%, 10/20/46	30	32,168
4.50%, 08/01/47[e]	1,145	1,217,691
5.00%, 08/01/47[e]	625	671,289

		52,893,267

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $52,662,773)		52,893,267

SHORT-TERM INVESTMENTS—21.51%

MONEY MARKET FUNDS — 21.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[f,g,h]	23,714	23,721,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[f,g]	100	100,000

		23,821,007

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,817,376)		23,821,007

TOTAL INVESTMENTS IN SECURITIES — 150.07% (Cost: $164,574,342)[i]		166,171,713
Other Assets, Less Liabilities — (50.07)%		(55,443,636)

NET ASSETS — 100.00%		$110,728,077

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	To-be-announced (TBA).
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $164,575,153. Net unrealized appreciation was $1,596,560, of which $1,777,613 represented gross unrealized appreciation on securities and $181,053 represented gross unrealized depreciation on securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of July 31, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
5-Year U.S. Treasury Note	300,000	Sep 2017	$354	$864
Short Contracts:
2-Year U.S. Treasury Note	(2,600,000)	Sep 2017	2,812	452
10-Year U.S. Treasury Note	(2,000,000)	Sep 2017	2,518	1,613
U.S. Treasury Long Bond	(100,000)	Sep 2017	153	2,592
Ultra Long U.S. Treasury Bond	(1,900,000)	Sep 2017	3,126	(23,786)

				(19,129)

Total				$(18,265)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$89,457,439	$—	$89,457,439
U.S. government & agency obligations	—	52,893,267	—	52,893,267
Money market funds	23,821,007	—	—	23,821,007

Total	$23,821,007	$142,350,706	$—	$166,171,713

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,521	$—	$—	$5,521
Liabilities:
Futures contracts	(23,786)	—	—	(23,786)

Total	$(18,265)	$—	$—	$(18,265)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 93.59%

EXCHANGE-TRADED FUNDS — 93.59%
iShares 10+ Year Credit Bond ETF[a]	232,557	$14,369,697

		14,369,697

TOTAL INVESTMENT COMPANIES
(Cost: $13,688,978)		14,369,697

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	248,209	248,209

		248,209

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $248,209)	$248,209

TOTAL INVESTMENTS IN SECURITIES — 95.20%
(Cost: $13,937,187)[d]	14,617,906
Other Assets, Less Liabilities — 4.80%	736,379

NET ASSETS — 100.00%	$15,354,285

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,937,746. Net unrealized appreciation was $680,160, of which $682,468 represented gross unrealized appreciation on securities and $2,308 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	124,896	116,061	(8,400)	232,557	$14,369,697	$295,029	$(26,892)

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2017

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2017 were as follows:

Paid by the Fund		Received by the Fund						Upfront Premium	Unrealized
Rate	Payment Frequency	Rate	Payment Frequency	Effective Date	Termination Date	Notional Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)
1.01%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/18	$(972)	$6,422	$6,537	$(115)
1.17%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/21	(1,420)	40,661	17,834	22,827
1.44%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/26	(4,211)	286,675	165,222	121,453
1.70%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/36	(3,231)	423,401	124,807	298,594
2.34%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/36	(2,130)	62,824	64,457	(1,633)
1.77%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/46	(3,633)	638,913	385,395	253,518
							$1,458,896	$764,252	$694,644

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$14,369,697	$—	$—	$14,369,697
Money market funds	248,209	—	—	248,209

Total	$14,617,906	$—	$—	$14,617,906

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$696,392	$—	$696,392
Liabilities:
Centrally cleared interest rate swaps	—	(1,748)	—	(1,748)

Total	$—	$694,644	$—	$694,644

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 95.69%

EXCHANGE-TRADED FUNDS — 95.69%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	605,956	$73,387,331

		73,387,331

TOTAL INVESTMENT COMPANIES		73,387,331
(Cost: $71,573,418)

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	1,200,615	1,200,615

		1,200,615

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,200,615)	$1,200,615

TOTAL INVESTMENTS IN SECURITIES — 97.25%
(Cost: $72,774,033)[d]	74,587,946
Other Assets, Less Liabilities — 2.75%	2,107,617

NET ASSETS — 100.00%	$76,695,563

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $72,774,033. Net unrealized appreciation was $1,813,913, of which $1,813,913 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ Investment Grade Corporate Bond ETF	251,108	354,848	—	605,956	$73,387,331	$1,224,468	$—

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2017

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2017 were as follows:

Paid by the Fund		Received by the Fund						Upfront Premium	Unrealized
Rate	Payment Frequency	Rate	Payment Frequency	Effective Date	Termination Date	Notional Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)
1.01%	Semi-annual	3M LIBOR	Quarterly	N/A	12/10/18	$(9,640)	$63,689	$33,056	$30,633
1.17%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/21	(35,194)	1,007,765	823,612	184,153
1.44%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/26	(19,557)	1,331,392	875,918	455,475
1.70%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/36	(12,655)	1,658,355	1,126,101	532,253
1.77%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/46	(5,947)	1,045,861	826,096	219,766
							$5,107,062	$3,684,783	$1,422,280

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$73,387,331	$—	$—	$73,387,331
Money market funds	1,200,615	—	—	1,200,615

Total	$74,587,946	$—	$—	$74,587,946

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$1,422,280	$—	$1,422,280

Total	$—	$1,422,280	$—	$1,422,280

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 95.78%

EXCHANGE-TRADED FUNDS — 95.78%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	21,618	$2,491,691

		2,491,691

TOTAL INVESTMENT COMPANIES
(Cost: $2,438,034)		2,491,691

SHORT-TERM INVESTMENTS — 48.10%

MONEY MARKET FUNDS — 48.10%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.32%[c,d,e]	1,193,325	1,193,682

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.98%[c,d]	57,839	$57,839

		1,251,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,251,521)		1,251,521

TOTAL INVESTMENTS IN SECURITIES — 143.88%
(Cost: $3,689,555)[f]		3,743,212
Other Assets, Less Liabilities — (43.88)%		(1,141,651)

NET ASSETS — 100.00%		$2,601,561

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $3,689,555. Net unrealized appreciation was $53,657, of which $55,537 represented gross unrealized appreciation on securities and $1,880 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,552	22,778	(21,712)	21,618	$2,491,691	$98,206	$106,561

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2017

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2017 were as follows:

Paid by the Fund		Received by the Fund						Upfront Premium	Unrealized
Rate	Payment Frequency	Rate	Payment Frequency	Effective Date	Termination Date	Notional Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)
1.01%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/18	$(767)	$5,067	$4,355	$712
1.17%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/21	(1,397)	40,002	26,923	13,080
1.44%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/26	(890)	60,589	55,248	5,341
2.41%	Semi-annual	3M LIBOR	Quarterly	N/A	06/19/37	(50)	971	—	971
1.77%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/46	(100)	17,586	19,466	(1,880)
							$124,215	$105,992	$18,224

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,491,691	$—	$—	$2,491,691
Money market funds	1,251,521	—	—	1,251,521

Total	$3,743,212	$—	$—	$3,743,212

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$20,104	$—	$20,104
Liabilities:
Centrally cleared interest rate swaps	—	(1,880)	—	(1,880)

Total	$—	$18,224	$—	$18,224

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 98.25%

EXCHANGE-TRADED FUNDS — 98.25%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	1,976,548	$175,734,883

		175,734,883

TOTAL INVESTMENT COMPANIES (Cost: $173,229,938)		175,734,883

SHORT-TERM INVESTMENTS — 38.79%

MONEY MARKET FUNDS — 38.79%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.32%[c,d,e]	68,147,175	68,167,619
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.98%[c,d]	1,207,052	1,207,052

		69,374,671

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,373,777)	$69,374,671

TOTAL INVESTMENTS IN SECURITIES — 137.04%
(Cost: $242,603,715)[f]	245,109,554
Other Assets, Less Liabilities — (37.04)%	(66,249,233)

NET ASSETS — 100.00%	$178,860,321

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $242,623,707. Net unrealized appreciation was $2,485,847, of which $2,731,398 represented gross unrealized appreciation on securities and $245,551 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ High Yield Corporate Bond ETF	344,246	2,490,641	(858,339)	1,976,548	$175,734,883	$6,345,052	$1,220,194

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2017

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2017 were as follows:

Paid by the Fund		Received by the Fund						Upfront Premium	Unrealized
Rate	Payment Frequency	Rate	Payment Frequency	Effective Date	Termination Date	Notional Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)
1.01%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/18	$(24,500)	$161,864	$80,333	$81,532
1.33%	Semi-annual	3M LIBOR	Quarterly	N/A	12/10/18	(40,200)	93,502	87,552	5,949
1.17%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/21	(20,700)	592,736	457,144	135,592
1.82%	Semi-annual	3M LIBOR	Quarterly	N/A	12/09/21	(63,950)	83,627	209,802	(126,175)
1.44%	Semi-annual	3M LIBOR	Quarterly	N/A	12/08/26	(3,360)	228,741	232,235	(3,495)
2.23%	Semi-annual	3M LIBOR	Quarterly	N/A	12/09/26	(18,610)	(4)	95,886	(95,890)
							$1,160,466	$1,162,952	$(2,487)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$175,734,883	$—	$—	$175,734,883
Money market funds	69,374,671	—	—	69,374,671

Total	$245,109,554	$—	$—	$245,109,554

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$223,073	$—	$223,073
Liabilities:
Centrally cleared interest rate swaps	—	(225,560)	—	(225,560)

Total	$—	$(2,487)	$—	$(2,487)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 31.52%
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R
FRN, (3 mo. LIBOR US + 1.100%)
2.40%, 07/15/26 (Call 10/15/17)[a,b,c]	$6,835	$6,838,273
ALM XII Ltd.
Series 2015-12A, Class A1R
FRN, (3 mo. LIBOR US + 1.050%)
2.35%, 04/16/27 (Call 10/16/17)[a,b,c]	3,735	3,737,019
American Express Credit Account Master Trust
Series 2014-3, Class A
1.49%, 04/15/20	2,412	2,412,339
Series 2017-1, Class A
1.93%, 09/15/22	10,500	10,545,240
Series 2017-4, Class A
1.64%, 12/15/21	21,395	21,384,874
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3
1.87%, 08/18/21 (Call 12/18/20)	820	820,089
AMMC CLO 15 Ltd.
Series 2014-15A, Class AXR
FRN, (3 mo. LIBOR US + 1.250%)
2.47%, 12/09/26 (Call 09/09/17)[a,b,c]	2,625	2,624,188
Apidos CLO XII
Series 2013-12A, Class A
FRN, (3 mo. LIBOR US + 1.100%)
2.40%, 04/15/25 (Call 10/15/17)[a,b,c]	7,202	7,213,214
Apidos CLO XVII
Series 2014-17A, Class A1R
FRN, (3 mo. LIBOR US + 1.310%)
2.61%, 04/17/26 (Call 10/17/17)[a,b,c]	12,310	12,338,056
Apidos CLO XX
Series 2015-20A, Class A1R
FRN, (3 mo. LIBOR US + 1.330%)
2.63%, 01/16/27 (Call 10/16/17)[a,b]	1,000	1,001,310
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2015-FL2A, Class A
FRN, (1 mo. LIBOR US + 1.750%)
2.98%, 09/15/25 (Call 03/15/18)[a,b,c]	3,850	3,850,000
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2017-FL1, Class A
FRN, (1 mo. LIBOR US + 1.300%)
2.53%, 04/15/27 (Call 11/15/19)[a,b]	12,170	12,134,098
Atlas Senior Loan Fund IV Ltd.
Series 2013-2A, Class A1
FRN, (3 mo. LIBOR US + 0.980%)
1.00%, 02/17/26[a,b]	5,815	5,815,000
Atrium X
Series 10A, Class AR
FRN, (3 mo. LIBOR US + 0.950%)
2.25%, 07/16/25 (Call 10/16/17)[a,b,c]	5,000	5,001,924
Avery Point IV CLO Ltd.
FRN, (3 mo. LIBOR US + 1.100%)
2.41%, 04/25/26 (Call 10/25/17)[a,b,c]	7,920	7,942,234
Babson CLO Ltd.
Series 2013-IA, Class A
FRN, (3 mo. LIBOR US + 1.100%)
2.41%, 04/20/25 (Call 10/20/17)[a,b]	1,444	1,446,203

Security	Principal (000s)	Value
Battalion CLO IV Ltd.
Series 2013-4A, Class A1R
FRN, (3 mo. LIBOR US + 1.140%)
2.45%, 10/22/25 (Call 10/22/17)[a,b,c]	$10,490	$10,495,643
BlueMountain CLO Ltd.
Series 2013-4A, Class AR
FRN, (3 mo. LIBOR US + 1.010%)
2.31%, 04/15/25 (Call 10/15/17)[a,b]	6,100	6,103,171
Series 2014-1A, Class A1R
FRN, (3 mo. LIBOR US + 1.260%)
2.57%, 04/30/26 (Call 07/30/17)[a,b]	19,500	19,591,057
Cabela’s Credit Card Master Note Trust
Series 2014-2, Class A
FRN, (1 mo. LIBOR + 0.450%)
1.68%, 07/15/22[a]	3,500	3,513,596
Capital One Multi-Asset Execution Trust
Series 2016-A1, Class A1
FRN, (1 mo. LIBOR + 0.450%)
1.68%, 02/15/22[a]	38,000	38,214,685
Series 2017-A1, Class A1
2.00%, 01/17/23	11,190	11,248,724
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class A1
FRN, (3 mo. LIBOR US + 1.150%)
2.45%, 04/18/25 (Call 10/18/17)[a,b]	944	945,529
Series 2014-5A, Class A1R
FRN, (3 mo. LIBOR US + 1.140%)
2.44%, 10/16/25 (Call 10/16/17)[a,b,c]	8,750	8,760,627
Catamaran CLO Ltd.
Series 2012-1A, Class AR
FRN, (3 mo. LIBOR US + 1.190%)
2.46%, 12/20/23[a,b,c]	11,133	11,145,287
Chase Issuance Trust
Series 2013-A9, Class A
FRN, (1 mo. LIBOR + 0.420%)
1.65%, 11/16/20[a]	11,815	11,863,140
Series 2014-A5, Class A5
FRN, (1 mo. LIBOR + 0.370%)
1.60%, 04/15/21[a]	7,000	7,026,389
Series 2016-A1, Class A
FRN, (1 mo. LIBOR + 0.410%)
1.64%, 05/17/21[a]	36,750	36,944,080
Series 2016-A4, Class A4
1.49%, 07/15/22	6,316	6,258,376
Chesapeake Funding II LLC
Series 2016-1A, Class A2
FRN, (1 mo. LIBOR US + 1.150%)
2.38%, 03/15/28[a,b]	16,292	16,396,478
Series 2016-2A, Class A2
FRN, (1 mo. LIBOR US + 1.000%)
2.23%, 06/15/28[a,b]	12,909	12,964,066
CIFC Funding Ltd.
Series 2012-2A, Class A1R
FRN, (3 mo. LIBOR US + 1.350%)
2.57%, 12/05/24 (Call 09/05/17)[a,b]	1,172	1,172,545
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.75%, 11/19/21	14,385	14,389,400
CNH Equipment Trust
Series 17-B, Class A3
1.86%, 09/15/22 (Call 06/15/21)	19,320	19,310,087
Credit Acceptance Auto Loan Trust
Series 2015-1A, Class A
2.00%, 07/15/22 (Call 05/15/18)[b]	823	822,903

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Discover Card Execution Note Trust
Series 2013-A6, Class A6
FRN, (1 mo. LIBOR + 0.450%)
1.68%, 04/15/21[a]	$17,061	$17,123,566
Series 2014-A1, Class A1
FRN, (1 mo. LIBOR + 0.430%)
1.66%, 07/15/21[a]	6,760	6,791,751
Series 2014-A5, Class A
1.39%, 04/15/20	3,470	3,469,981
Drive Auto Receivables Trust
Series 2016-BA, Class A3
1.67%, 07/15/19 (Call 10/15/19)[b]	1,141	1,140,798
Series 2017-1, Class A2A
1.67%, 05/15/19 (Call 02/15/21)	10,000	10,002,943
Series 2017-2, Class B
2.25%, 06/15/21 (Call 05/15/21)	3,590	3,591,455
Dryden 31 Senior Loan Fund
Series 2014-31A, Class AR
FRN, (3 mo. LIBOR US + 1.080%)
2.38%, 04/18/26 (Call 10/18/17)[a,b,c]	7,742	7,773,130
Dryden Senior Loan Fund
Series 2014-34A, Class A1R
FRN, (3 mo. LIBOR US + 1.160%)
2.46%, 10/15/26[a,b,c]	3,625	3,629,881
Dryden XXVI Senior Loan Fund
Series 2013-26A, Class A
FRN, (3 mo. LIBOR US + 1.100%)
2.40%, 07/15/25 (Call 10/15/17)[a,b,c]	12,455	12,486,712
Enterprise Fleet Financing LLC
2.13%, 07/20/22 (Call 07/20/20)[b]	3,300	3,313,171
Series 2016-1, Class A2
1.83%, 09/20/21[b]	13,541	13,541,109
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A
FRN, (1 mo. LIBOR + 0.500%)
1.73%, 02/15/21[a]	11,000	11,045,645
Series 2015-1, Class A2
FRN, (1 mo. LIBOR + 0.400%)
1.63%, 01/15/20[a]	18,340	18,361,625
Series 2015-4, Class A2
FRN, (1 mo. LIBOR + 0.600%)
1.83%, 08/15/20[a]	5,485	5,510,059
Series 2016-1, Class A2
FRN, (1 mo. LIBOR + 0.900%)
2.13%, 02/15/21[a]	10,000	10,092,444
Series 2016-3, Class A2
FRN, (1 mo. LIBOR + 0.620%)
1.85%, 07/15/21[a]	10,000	10,068,170
Galaxy XV CLO Ltd.
Series 2013-15A, Class A
FRN, (3 mo. LIBOR US + 1.250%)
2.55%, 04/15/25 (Call 10/15/17)[a,b,c]	2,878	2,880,884
Golden Credit Card Trust
Series 2015-1A, Class A
FRN, (1 mo. LIBOR + 0.440%)
1.67%, 02/15/20[a,b]	3,700	3,705,374
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A
FRN, (3 mo. LIBOR US + 1.150%)
2.46%, 04/25/25 (Call 10/25/17)[a,b]	22,268	22,300,005
Honda Auto Receivables Owner Trust

Security	Principal (000s)	Value
Series 2015-4, Class A4
1.44%, 01/21/22 (Call 02/21/19)	$6,025	$6,001,382
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 07/15/19)	11,570	11,550,592
John Deere Owner Trust
Series 2017-B, Class A3
1.82%, 10/15/21 (Call 01/15/21)	9,890	9,898,169
LCM XII LP
Series 12A, Class AR
FRN, (3 mo. LIBOR US + 1.260%)
2.57%, 10/19/22[a,b]	1,130	1,131,241
LCM Xxiv Ltd.
Series 24A, Class A
FRN, (3 mo. LIBOR US + 1.310%)
2.62%, 03/20/30 (Call 04/20/19)[a,b]	2,000	2,008,719
Mercedes-Benz Master Owner Trust
Series 2016-BA, Class A
FRN, (1 mo. LIBOR + 0.700%)
1.93%, 05/17/21[a,b]	11,375	11,468,145
Series 2017-BA, Class A
FRN, (1 mo. LIBOR + 0.420%)
1.65%, 05/16/22[a,b]	14,540	14,580,718
MP CLO III Ltd.
Series 2013-1A, Class A
FRN, (3 mo. LIBOR US + 1.180%)
2.49%, 04/20/25 (Call 10/20/17)[a,b]	1,914	1,915,604
Navient Private Education Loan Trust
Series 2014-CT, Class A
FRN, (1 mo. LIBOR US + 0.700%)
1.93%, 09/16/24 (Call 09/15/21)[a,b]	1,902	1,902,856
Series 2016-AA, Class A1
FRN, (1 mo. LIBOR US + 1.100%)
2.33%, 12/15/25 (Call 05/15/29)[a,b]	1,620	1,621,627
Navient Student Loan Trust
Series 2015-2, Class A2
FRN, (1 mo. LIBOR US + 0.420%)
1.65%, 08/27/29 (Call 09/25/25)[a]	4,465	4,476,880
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A2B
FRN, (1 mo. LIBOR US + 0.350%)
1.58%, 02/15/19 (Call 04/15/20)[a]	678	678,495
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1
FRN, (1 mo. LIBOR + 0.640%)
1.87%, 06/15/21[a]	18,500	18,604,497
Nomad CLO Ltd.
Series 2013-1A, Class A1
FRN, (3 mo. LIBOR US + 1.200%)
2.50%, 01/15/25 (Call 10/15/17)[a,b]	774	774,454
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class A
FRN, (3 mo. LIBOR US + 1.120%)
2.42%, 07/17/25 (Call 10/17/17)[a,b]	1,250	1,251,745
OHA Credit Partners IX Ltd.
Series 2013-9A, Class A1R
FRN, (3 mo. LIBOR US + 1.010%)
2.32%, 10/20/25 (Call 10/20/17)[a,b,c]	1,700	1,700,625
OHA Credit Partners VIII Ltd.
Series 2013-8A, Class A
FRN, (3 mo. LIBOR US + 1.120%)
2.43%, 04/20/25 (Call 10/20/17)[a,b]	3,302	3,304,909

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
OHA Loan Funding Ltd.
Series 2013-2A, Class A
FRN, (3 mo. LIBOR US + 1.270%)
2.46%, 08/23/24 (Call 08/23/17)[a,b]	$2,100	$2,100,306
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24 (Call 08/18/17)[b]	764	765,017
OZLM Funding V Ltd.
Series 2013-5A, Class A1R
FRN, (3 mo. LIBOR US + 1.130%)
2.43%, 01/17/26 (Call 10/17/17)[a,b,c]	15,000	15,012,970
OZLM VI Ltd.
Series 2014-6A, Class A1R
FRN, (3 mo. LIBOR US + 1.300%)
2.60%, 04/17/26 (Call 10/17/17)[a,b,c]	8,700	8,737,121
OZLM VII Ltd.
Series 2014-7A, Class A1AR
FRN, (3 mo. LIBOR US + 1.150%)
2.45%, 07/17/26 (Call 10/17/17)[a,b,c]	6,600	6,608,254
Series 2014-7A, Class A1BR
FRN, (3 mo. LIBOR US + 1.150%)
2.45%, 07/17/26 (Call 10/17/17)[a,b,c]	6,000	6,007,504
OZLM VIII Ltd.
Series 2014-8A, Class A1AR
FRN, (3 mo. LIBOR US + 1.130%)
2.43%, 10/17/26 (Call 10/17/17)[a,b,c]	2,500	2,502,798
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R
FRN, (3 mo. LIBOR US + 1.370%)
2.67%, 01/17/27 (Call 01/17/18)[a,b,c]	2,500	2,499,091
PFS Financing Corp.
Series 2014-BA, Class A
FRN, (1 mo. LIBOR + 0.600%)
1.83%, 10/15/19[a,b]	1,915	1,916,142
Series 2016-A, Class A
FRN, (1 mo. LIBOR + 1.200%)
2.43%, 02/18/20[a,b]	12,000	12,041,665
Prestige Auto Receivables Trust
Series 2016-2A, Class A2
1.46%, 07/15/20 (Call 09/15/21)[b]	12,268	12,241,086
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2B
FRN, (1 mo. LIBOR US + 0.780%)
2.01%, 07/15/19 (Call 11/15/19)[a]	266	265,786
Series 2016-2, Class A2B
FRN, (1 mo. LIBOR US + 0.650%)
1.88%, 07/15/19 (Call 12/15/19)[a]	1,496	1,496,291
Series 2017-2, Class A3
1.87%, 12/15/20 (Call 02/15/21)	4,065	4,063,139
SLM Private Credit Student Loan Trust
Series 2005-A, Class A3
FRN, (3 mo. LIBOR US + 0.200%)
1.45%, 06/15/23 (Call 09/15/27)[a]	12,787	12,749,373
Series 2006-A, Class A4
FRN, (3 mo. LIBOR US + 0.190%)
1.44%, 12/15/23 (Call 12/15/27)[a]	209	208,952
SLM Private Education Loan Trust
Series 2011-C, Class A2A
FRN, (1 mo. LIBOR US + 3.250%)
4.48%, 10/17/44 (Call 09/15/21)[a,b]	1,252	1,301,158

Security	Principal (000s)	Value
Series 2012-B, Class A2
3.48%, 10/15/30 (Call 11/15/19)[b]	$436	$440,350
Series 2012-E, Class A2B
FRN, (1 mo. LIBOR US + 1.750%)
2.98%, 06/15/45 (Call 12/15/18)[a,b]	3,895	3,943,349
Series 2013-A, Class A2B
FRN, (1 mo. LIBOR US + 1.050%)
2.28%, 05/17/27 (Call 05/15/20)[a,b]	250	251,212
Series 2013-B, Class A1
FRN, (1 mo. LIBOR US + 0.650%)
1.88%, 07/15/22 (Call 11/15/20)[a,b]	77	76,941
Series 2013-C, Class A2B
FRN, (1 mo. LIBOR US + 1.400%)
2.63%, 10/15/31 (Call 07/15/21)[a,b]	3,690	3,736,965
Series 2014-A, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.83%, 07/15/22 (Call 02/15/23)[a,b]	107	107,169
Series 2015-B, Class A1
FRN, (1 mo. LIBOR US + 0.700%)
1.93%, 02/15/23[a,b]	628	628,102
SLM Student Loan Trust
Series 2011-2, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.83%, 11/25/27 (Call 07/25/31)[a]	649	652,596
SMB Private Education Loan Trust
Series 2015-A, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.83%, 07/17/23[a,b]	1,261	1,261,765
Series 2015-A, Class A2A
2.49%, 06/15/27[b]	14,000	14,095,508
Series 2015-C, Class A1
FRN, (1 mo. LIBOR US + 0.900%)
2.13%, 07/15/22[a,b]	462	462,658
Series 2016-A, Class A1
FRN, (1 mo. LIBOR US + 0.700%)
1.93%, 05/15/23[a,b]	3,492	3,496,397
Series 2016-B, Class A1
FRN, (1 mo. LIBOR US + 0.650%)
1.88%, 11/15/23[a,b]	8,271	8,282,649
Series 2016-C, Class A1
FRN, (1 mo. LIBOR US + 0.550%)
1.78%, 11/15/23[a,b]	7,119	7,136,184
SoFi Professional Loan Program LLC
Series 16-C, Class A1
FRN, (1 mo. LIBOR US + 1.100%)
2.33%, 10/27/36[a,b]	6,258	6,345,009
Series 16-C, Class A2A
1.48%, 05/26/31[b]	3,801	3,793,643
Series 2014-A, Class A1
FRN, (1 mo. LIBOR US + 1.600%)
2.83%, 06/25/25[a,b]	522	531,500
Series 2014-B, Class A1
FRN, (1 mo. LIBOR US + 1.250%)
2.48%, 08/25/32[a,b]	396	400,378
Series 2014-B, Class A2
2.55%, 08/27/29[b]	2,100	2,113,198
Series 2015-A, Class A1
FRN, (1 mo. LIBOR US + 1.200%)
2.43%, 03/25/33[a,b]	1,145	1,161,544
Synchrony Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 08/17/20	23,119	23,118,179

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value

Voya CLO Ltd.
Series 2013-1A, Class A1
FRN, (3 mo. LIBOR US + 1.140%) 2.44%, 04/15/24 (Call 10/15/17)[a,b]	$1,412	$1,413,136
Wheels SPV 2 LLC
Series 2015-1A, Class B
1.88%, 04/20/26 (Call 10/20/20)[b]	1,770	1,770,000
Series 2016-1A, Class A2
1.59%, 05/20/25 (Call 11/20/19)[b]	1,361	1,361,039
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.54%, 08/16/21	15,000	15,000,190
Series 2015-A, Class A
FRN, (1 mo. LIBOR + 0.480%)
1.71%, 02/15/22[a]	23,445	23,498,112

TOTAL ASSET-BACKED SECURITIES		817,563,631
(Cost: $815,513,370)

CERTIFICATES OF DEPOSIT — 1.00%
Bank of Tokyo-Mitsubishi UFJ Ltd./ New York NY
1.55%, 10/13/17	5,000	5,002,990
Barclays Bank PLC
1.93%, 02/21/18	6,000	6,008,417
Credit Suisse AG/New York NY
1.98%, 08/24/17	5,000	5,002,645
UBS AG/Stamford CT
1.53%, 09/01/17	5,000	5,001,156
1.57%, 09/08/17	5,000	5,001,587

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $26,000,000)		26,016,795

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.23%

MORTGAGE-BACKED SECURITIES — 3.23%
Americold LLC
Series 2010-ARTA, Class A1
3.85%, 01/14/29[b]	5,018	5,173,503
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
FRN, (1 mo. LIBOR + 1.050%)
2.28%, 09/15/26[a,b]	525	526,197
Series 2014-FL1, Class A
FRN, (1 mo. LIBOR + 1.400%)
2.56%, 12/15/31[a,b]	2,670	2,675,020
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4
5.49%, 02/10/51	259	258,502
Bancorp Commercial Mortgage Trust Series 2016-CRE1, Class A
FRN, (1 mo. LIBOR + 1.430%)
2.66%, 11/15/33[a,b]	6,900	6,913,281
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AJ
5.59%, 12/11/40[d]	6,032	6,537,873
Series 2007-PW18, Class A1A
5.60%, 06/11/50	1,740	1,751,082
Series 2007-PW18, Class A4

Security	Principal (000s)	Value
5.70%, 06/11/50	$751	$753,415
Brunel Residential Mortgage
Securitisation PLC Series 2007-1A, Class A4C
FRN, (3 mo. LIBOR US + 0.200%) 1.50%, 01/13/39 (Call 10/13/17)[a,b]	342	341,658
Chicago Skyscraper Trust Series 2017-SKY, Class A
FRN, (1 mo. LIBOR + 0.800%) 2.03%, 02/15/30[a,b]	4,600	4,610,074
COMM Mortgage Trust
Series 2014-FL5, Class A
FRN, (1 mo. LIBOR + 1.370%)
2.60%, 10/15/31[a,b]	1,130	1,133,208
Series 2014-PAT, Class A
FRN, (1 mo. LIBOR + 0.800%)
1.96%, 08/13/27[a,b]	3,570	3,571,120
Series 2014-TWC, Class A
FRN, (1 mo. LIBOR + 0.850%)
2.07%, 02/13/32[a,b]	11,305	11,329,556
Credit Suisse Commercial Mortgage Trust
Series 2008-C1, Class A3
6.31%, 02/15/41[d]	2,423	2,423,379
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
Series 2006-4TS, Class A
5.40%, 12/13/28[b]	4,875	5,367,290
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.71%, 12/10/27[b]	1,925	1,948,576
Hospitality Mortgage Trust Series 2017-HIT, Class A
FRN, (1 mo. LIBOR + 0.850%) 2.07%, 05/08/30[a,b]	4,990	5,029,538
LMREC Inc. Series 2016-CRE2, Class A
FRN, (1 mo. LIBOR + 1.700%) 2.93%, 11/24/31[a,b]	3,410	3,432,915
Madison Avenue Trust Series 2013-650M, Class A
3.84%, 10/12/32[b]	2,060	2,157,888
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 09/12/49	765	764,783
Morgan Stanley Capital I Trust Series 2007-IQ16 Class A4
5.81%, 12/12/49	461	460,120
RAIT Trust Series 2016-FL6, Class A
FRN, (1 mo. LIBOR + 1.450%) 2.58%, 11/13/31[a,b]	3,984	3,984,246
Resource Capital Corp. Series 2017-CRE5, Class A
FRN, (1 mo. LIBOR + 0.800%) 2.02%, 07/15/34[a,b]	4,550	4,549,997
VNDO Mortgage Trust Series 2013-PENN, Class A
3.81%, 12/13/29[b]	2,500	2,625,499
Wells Fargo Commercial Mortgage Trust Series 2014-TISH, Class A
FRN, (1 mo. LIBOR + 1.030%) 2.19%, 02/15/27[a,b]	5,500	5,490,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $84,044,992)		83,809,655

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value

COMMERCIAL PAPER(e) — 1.02%
AXA Financial Inc.
1.66%, 08/21/17	$5,400	$5,395,533
Bank of Nova Scotia (The)
1.51%, 02/01/18	8,500	8,438,585
Energy Transfer Partners LP
2.15%, 08/07/17	12,635	12,630,824

TOTAL COMMERCIAL PAPER
(Cost: $26,460,850)		26,464,942

CORPORATE BONDS & NOTES — 61.51%

AEROSPACE & DEFENSE — 0.23%
Harris Corp.
2.00%, 04/27/18	1,000	1,001,520
Northrop Grumman Corp.
1.75%, 06/01/18	5,000	5,006,010

		6,007,530

AGRICULTURE — 1.62%
BAT International Finance PLC FRN, (3 mo. LIBOR US + 0.510%)
1.76%, 06/15/18[a,b]	2,000	2,004,902
Philip Morris International Inc.
1.88%, 01/15/19	8,000	8,021,624
Reynolds American Inc.
2.30%, 08/21/17	21,809	21,816,262
2.30%, 06/12/18[f]	10,000	10,047,270

		41,890,058

AUTO MANUFACTURERS — 4.85%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,991,790

BMW U.S. Capital LLC
FRN, (3 mo. LIBOR US + 0.380%)
1.68%, 04/06/20[a,b]	4,415	4,437,521
Daimler Finance North America LLC
1.65%, 05/18/18[b,f]	1,585	1,584,792
FRN, (3 mo. LIBOR US + 0.340%)
1.51%, 08/01/17[a,b]	5,700	5,700,000
FRN, (3 mo. LIBOR US + 0.530%)
1.70%, 05/05/20[a,b]	15,500	15,533,837
FRN, (3 mo. LIBOR US + 0.710%)
1.88%, 08/03/17[a,b]	6,450	6,450,000
FRN, (3 mo. LIBOR US + 0.740%)
2.04%, 07/05/19[a,b]	3,500	3,529,638
Ford Motor Credit Co. LLC
1.68%, 09/08/17	7,000	7,002,394
1.72%, 12/06/17	15,000	15,002,895
2.94%, 01/08/19	3,500	3,549,749
FRN, (3 mo. LIBOR US + 0.570%)
1.79%, 12/06/17[a]	1,000	1,000,659
General Motors Financial Co. Inc.
3.25%, 05/15/18	10,000	10,108,770
FRN, (3 mo. LIBOR US + 1.360%)

Security	Principal (000s)	Value
2.66%, 04/10/18[a]	$3,000	$3,023,025
FRN, (3 mo. LIBOR US + 1.450%)
2.63%, 05/09/19[a]	8,000	8,111,648
Hyundai Capital America FRN, (3 mo. LIBOR US + 0.800%)
2.10%, 04/03/20[a,b]	6,890	6,899,081
Nissan Motor Acceptance Corp. FRN, (3 mo. LIBOR US + 0.580%)
1.88%, 01/13/20[a,b]	15,000	15,050,535
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.260%)
1.56%, 01/09/19[a]	5,000	5,014,275
FRN, (3 mo. LIBOR US + 0.390%)
1.69%, 01/17/19[a]	3,840	3,856,339

		125,846,948

BANKS — 24.15%
ABN AMRO Bank NV
2.10%, 01/18/19[b,f]	7,000	7,029,309
FRN, (3 mo. LIBOR US + 0.640%)
1.94%, 01/18/19[a,b]	4,700	4,723,998
American Express Centurion Bank
6.00%, 09/13/17	7,900	7,938,378
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.500%)
1.68%, 08/19/20[a,b]	10,045	10,068,977
Bank of America Corp.
2.60%, 01/15/19	7,000	7,071,659
2.65%, 04/01/19	19,000	19,234,213
FRN, (3 mo. LIBOR US + 0.660%)
1.97%, 07/21/21 (Call 07/21/20)[a]	15,500	15,527,590
FRN, (3 mo. LIBOR US + 0.870%)
2.17%, 04/01/19[a]	4,000	4,039,512
Series L
2.25%, 04/21/20	5,000	5,021,790
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.600%)
1.83%, 12/12/19[a]	10,185	10,242,830
FRN, (3 mo. LIBOR US + 0.610%)
1.92%, 07/31/18[a]	3,350	3,367,172
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 07/18/19[a]	3,500	3,528,053
Banque Federative du Credit Mutuel SA FRN, (3 mo. LIBOR US + 0.490%)
1.80%, 07/20/20[a,b]	3,215	3,219,630
Barclays PLC
2.75%, 11/08/19	15,000	15,181,665
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.82%, 06/15/20[a]	9,403	9,465,361
FRN, (3 mo. LIBOR US + 0.860%)
2.11%, 06/15/18 (Call 05/15/18)[a]	23,775	23,905,905
BNP Paribas SA
2.38%, 09/14/17	7,000	7,007,350
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,484,109
Capital One Financial Corp. FRN, (3 mo. LIBOR US + 0.760%)
1.94%, 05/12/20 (Call 04/12/20)[a]	15,505	15,584,075
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)[f]	3,000	2,998,845
2.35%, 08/17/18 (Call 07/17/18)	2,465	2,479,620
FRN, (3 mo. LIBOR US + 0.680%)

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
1.85%, 02/05/18 (Call 01/05/18)[a]	$500	$501,202
FRN, (3 mo. LIBOR US + 1.150%)
2.33%, 08/17/18 (Call 07/18/18)[a]	6,250	6,298,731
Citibank N.A.
FRN, (3 mo. LIBOR US + 0.340%)
1.61%, 03/20/19[a]	10,650	10,664,101
FRN, (3 mo. LIBOR US + 0.500%)
1.73%, 06/12/20[a]	7,060	7,093,796
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.770%)
2.07%, 04/08/19[a]	8,232	8,286,414
FRN, (3 mo. LIBOR US + 0.790%)
2.09%, 01/10/20 (Call 12/10/19)[a,f]	8,286	8,353,647
FRN, (3 mo. LIBOR US + 0.930%)
2.15%, 06/07/19[a]	9,000	9,085,887
Citizens Bank N.A./Providence RI
FRN, (3 mo. LIBOR US + 0.570%)
1.77%, 05/26/20[a]	8,710	8,719,659
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	9,000	9,071,703
Credit Suisse AG/New York NY
1.70%, 04/27/18	2,200	2,200,398
FRN, (3 mo. LIBOR US + 0.680%)
2.00%, 04/27/18[a]	14,035	14,089,077
FRN, (3 mo. LIBOR US + 0.690%)
2.00%, 01/29/18[a]	1,250	1,253,654
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,000	4,059,940
Danske Bank A/S
FRN, (3 mo. LIBOR US + 0.510%)
1.72%, 03/02/20[a,b]	2,500	2,506,570
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	10,000	10,131,060
2.90%, 07/19/18	2,500	2,527,100
5.95%, 01/18/18	5,000	5,095,790
FRN, (3 mo. LIBOR US + 1.020%)
2.33%, 10/23/19[a]	6,000	6,078,126
FRN, (3 mo. LIBOR US + 1.040%)
2.35%, 04/25/19[a]	14,000	14,153,790
FRN, (3 mo. LIBOR US + 1.200%)
2.45%, 09/15/20 (Call 08/15/20)[a]	1,750	1,781,273
2.51%, 04/30/18[a]	7,000	7,048,699
Horsepower Finance Ltd.
2.15%, 12/02/19[g]	10,000	9,903,900
HSBC Bank PLC
FRN, (3 mo. LIBOR US + 0.640%)
1.82%, 05/15/18[a],b,f	5,000	5,019,320
HSBC USA Inc.
1.63%, 01/16/18	4,000	4,001,592
FRN, (3 mo. LIBOR US + 0.770%)
1.95%, 08/07/18[a]	3,250	3,261,876
Huntington National Bank (The)
FRN, (3 mo. LIBOR US + 0.510%)
1.74%, 03/10/20[a]	10,000	10,050,690
ING Bank NV
FRN, (3 mo. LIBOR US + 0.550%)
1.80%, 03/16/18[a,b]	4,250	4,258,368
FRN, (3 mo. LIBOR US + 0.610%)
1.79%, 08/15/19[a,b]	3,000	3,019,344
Intesa Sanpaolo SpA
3.88%, 01/16/18	783	789,785

Security	Principal (000s)	Value
JPMorgan Chase & Co.
2.20%, 10/22/19	$10,000	$10,063,210
2.35%, 01/28/19	4,000	4,035,708
FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 03/09/21 (Call 03/09/20)[a,f]	10,000	10,004,980
FRN, (3 mo. LIBOR US + 0.680%)
1.88%, 06/01/21 (Call 06/01/20)[a]	19,985	20,040,738
FRN, (3 mo. LIBOR US + 0.955%)
2.27%, 01/23/20[a]	5,000	5,081,460
Lloyds Bank PLC
FRN, (3 mo. LIBOR US + 1.000%)
2.31%, 01/22/19[a]	1,020	1,030,896
Morgan Stanley
2.38%, 07/23/19	3,000	3,025,215
FRN, (3 mo. LIBOR US + 1.140%)
2.46%, 01/27/20[a]	3,000	3,047,796
FRN, (3 mo. LIBOR US + 1.375%)
2.54%, 02/01/19[a]	15,000	15,228,135
Series 3NC2
FRN, (3 mo. LIBOR US + 0.800%)
1.98%, 02/14/20 (Call 02/14/19)[a]	26,740	26,851,773
MUFG Americas Holdings Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.75%, 02/09/18 (Call 01/09/18)[a]	2,000	2,003,254
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.510%)
1.68%, 05/22/20[a,b]	10,000	10,031,170
National Australia Bank Ltd./New York
2.30%, 07/25/18	5,000	5,036,105
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.470%)
1.67%, 05/29/20[a,b]	15,000	15,066,600
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.380%)
1.59%, 03/02/20[a,f]	5,000	5,007,505
FRN, (3 mo. LIBOR US + 0.480%)
1.79%, 07/29/19[a]	5,000	5,023,840
FRN, (3 mo. LIBOR US + 0.540%)
1.85%, 07/30/18[a]	3,400	3,414,399
FRN, (3 mo. LIBOR US + 0.700%)
1.93%, 12/10/18[a]	2,300	2,315,886
Santander UK PLC
1.65%, 09/29/17	4,037	4,038,251
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	6,880	6,892,233
2.45%, 01/10/19	10,000	10,089,000
FRN, (3 mo. LIBOR US + 0.940%)
2.24%, 01/18/19[a]	5,500	5,555,501
Sumitomo Mitsui Trust Bank Ltd.
FRN, (3 mo. LIBOR US + 0.910%)
2.21%, 10/18/19[a,b]	4,400	4,446,477
SunTrust Bank/Atlanta GA
FRN, (3 mo. LIBOR US + 0.530%)
1.84%, 01/31/20 (Call 12/31/19)[a]	10,000	10,064,240
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + 0.540%)
1.85%, 07/23/18[a]	5,700	5,724,595
UBS AG/London
FRN, (3 mo. LIBOR US + 0.580%)
1.80%, 06/08/20 (Call 05/08/20)[a,b,f]	5,300	5,321,454
UBS AG/Stamford CT
2.38%, 08/14/19	15,000	15,131,295
5.75%, 04/25/18[f]	4,200	4,325,488
FRN, (3 mo. LIBOR US + 0.640%)

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
1.82%, 08/14/19[a]	$7,000	$7,043,820
Wells Fargo & Co.
1.40%, 09/08/17	7,000	7,000,007
FRN, (3 mo. LIBOR US + 0.400%)
1.64%, 09/14/18[a]	4,325	4,337,062
FRN, (3 mo. LIBOR US + 0.460%)
1.77%, 04/22/19[a]	5,599	5,621,200
FRN, (3 mo. LIBOR US + 0.630%)
1.94%, 04/23/18[a]	4,000	4,015,848
FRN, (3 mo. LIBOR US + 0.880%)
2.19%, 07/22/20[a]	5,000	5,072,040
Wells Fargo Bank N.A.
2.15%, 12/06/19	12,000	12,087,624
Westpac Banking Corp.
1.50%, 12/01/17	5,000	5,001,300

		626,501,638

BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[f]	10,000	10,044,000
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	8,149	8,193,445

		18,237,445

BIOTECHNOLOGY — 1.72%
Amgen Inc.
5.70%, 02/01/19[f]	4,000	4,235,032
6.15%, 06/01/18[f]	4,000	4,149,052
FRN, (3 mo. LIBOR US + 0.320%)
1.50%, 05/10/19[a]	10,900	10,935,959
FRN, (3 mo. LIBOR US + 0.450%)
1.63%, 05/11/20[a]	8,100	8,148,965
Biogen Inc.
6.88%, 03/01/18	12,750	13,154,315
Celgene Corp.
2.30%, 08/15/18	4,000	4,026,252

		44,649,575

CHEMICALS — 0.47%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	6,005,340
EI du Pont de Nemours & Co. FRN, (3 mo. LIBOR US + 0.530%)
1.70%, 05/01/20[a]	6,015	6,068,106

		12,073,446

COMPUTERS — 1.25%
Hewlett Packard Enterprise Co. FRN, (3 mo. LIBOR US + 1.930%)
3.23%, 10/05/18[a]	31,765	32,356,591

		32,356,591

DIVERSIFIED FINANCIAL SERVICES — 1.87%
AIG Global Funding
1.65%, 12/15/17[b,f]	5,000	5,002,880

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.480%)
1.78%, 07/02/20[a,b]	$3,695	$3,702,083
Air Lease Corp.
2.13%, 01/15/18	690	691,241
2.63%, 09/04/18 (Call 08/04/18)	6,525	6,581,096
American Express Credit Corp. FRN, (3 mo. LIBOR US + 0.430%)
1.65%, 03/03/20 (Call 02/03/20)[a]	10,000	10,018,500
International Lease Finance Corp.
3.88%, 04/15/18	14,579	14,771,545
Synchrony Financial
1.88%, 08/15/17	2,728	2,728,169
FRN, (3 mo. LIBOR US + 1.400%)
2.58%, 11/09/17[a]	5,000	5,014,335

		48,509,849

ELECTRIC — 1.85%
Dominion Energy Inc.
1.88%, 12/15/18[b]	10,000	9,992,140
1.88%, 01/15/19[f]	4,845	4,848,367
Duke Energy Corp.
1.63%, 08/15/17	1,892	1,892,193
6.25%, 06/15/18	1,000	1,039,340
Duke Energy Florida LLC
1.85%, 01/15/20	8,000	8,006,904
Series A
5.80%, 09/15/17	5,000	5,026,295
Southern Co. (The)
1.55%, 07/01/18	12,425	12,413,233
Southern Power Co.
1.50%, 06/01/18	4,000	3,995,448
Virginia Electric & Power Co.
5.40%, 04/30/18	800	821,666

		48,035,586

ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
5.25%, 10/15/18	1,000	1,042,756

FOOD — 1.78%
Kraft Heinz Foods Co.
2.00%, 07/02/18	10,000	10,027,710
Tyson Foods Inc. FRN, (3 mo. LIBOR US + 0.550%)
1.76%, 06/02/20[a]	5,475	5,499,320
Wm Wrigley Jr Co.
2.00%, 10/20/17[b]	25,000	25,022,100
2.40%, 10/21/18 (Call 09/21/18)[b]	4,046	4,073,456
2.90%, 10/21/19 (Call 09/21/19)[b]	1,500	1,526,468

		46,149,054

GAS — 0.19%
Korea Gas Corp.
2.88%, 07/29/18[b]	4,800	4,838,495

HEALTH CARE — PRODUCTS — 0.54%
Covidien International Finance SA
6.00%, 10/15/17[f]	8,510	8,588,249

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Medtronic Inc.
FRN, (3 mo. LIBOR US + 0.800%)
2.05%, 03/15/20[a,f]	$5,312	$5,402,602

		13,990,851

HEALTH CARE — SERVICES — 0.47%
Aetna Inc.
1.70%, 06/07/18	5,000	5,004,710
2.20%, 03/15/19 (Call 02/15/19)	3,000	3,020,397
UnitedHealth Group Inc.
1.90%, 07/16/18	4,125	4,140,353

		12,165,460

HOUSEWARES — 1.04%
Newell Brands Inc.
2.05%, 12/01/17	15,000	15,021,075
2.15%, 10/15/18	4,940	4,969,363
2.60%, 03/29/19	7,000	7,081,879

INSURANCE — 2.27%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	5,000	5,041,720
5.85%, 01/16/18[f]	16,656	16,987,621
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.690%)
1.94%, 03/15/19[a]	10,000	10,103,770
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.430%)
1.70%, 12/19/18[a,b]	15,000	15,062,250
New York Life Global Funding
1.55%, 11/02/18[b]	1,750	1,749,759
Voya Financial Inc.
2.90%, 02/15/18	10,000	10,062,030

		59,007,150

INTERNET — 0.16%
eBay Inc.
2.50%, 03/09/18	4,000	4,021,604

LEISURE TIME — 0.75%
Carnival Corp.
1.88%, 12/15/17	19,400	19,424,425

		19,424,425

MACHINERY — 0.46%
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.290%)
1.58%, 06/22/20[a]	6,000	6,013,926
FRN, (3 mo. LIBOR US + 0.300%)
1.54%, 03/13/20[a,f]	6,000	6,012,012

MANUFACTURING — 0.68%
General Electric Co.
2.30%, 01/14/19[f]	7,500	7,574,580
FRN, (3 mo. LIBOR US + 0.510%)
1.81%, 01/14/19[a]	10,000	10,064,260

		17,638,840

Security	Principal (000s)	Value

MEDIA — 0.35%
Comcast Corp.
6.30%, 11/15/17	$9,000	$9,126,207

		9,126,207

OIL & GAS — 3.53%
Apache Corp.
7.00%, 02/01/18	7,000	7,169,127
BP Capital Markets PLC
2.24%, 09/26/18[f]	10,000	10,070,150
Canadian Natural Resources Ltd.
1.75%, 01/15/18	6,000	5,998,800
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.210%) 1.43%, 03/03/20[a]	6,500	6,521,905
CNOOC Finance 2013 Ltd 2013
1.75%, 05/09/18	15,000	14,977,065
Ecopetrol SA
7.63%, 07/23/19	8,000	8,784,000
Petroleos Mexicanos
3.50%, 07/18/18[f]	10,000	10,163,000
5.75%, 03/01/18	10,000	10,200,000
Phillips 66 FRN, (3 mo. LIBOR US + 0.750%)
2.05%, 04/15/20 (Call 04/15/18)[a,b]	5,625	5,636,177
Sinopec Group Overseas Development 2014 Ltd.
2.75%, 04/10/19[g]	12,000	12,101,471

		91,621,695

PHARMACEUTICALS — 2.28%
AbbVie Inc.
1.80%, 05/14/18	12,000	12,017,544
Allergan Funding SCS
2.35%, 03/12/18	15,000	15,063,060
3.00%, 03/12/20 (Call 02/12/20)	3,000	3,070,179
FRN, (3 mo. LIBOR US + 1.080%) 2.31%, 03/12/18[a]	8,000	8,038,120
FRN, (3 mo. LIBOR US + 1.255%) 2.48%, 03/12/20[a]	20,505	20,997,428

		59,186,331

PIPELINES — 0.80%
Enterprise Products Operating LLC
6.65%, 04/15/18	1,500	1,553,055
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	4,400	4,494,164
Kinder Morgan Inc./DE
2.00%, 12/01/17[f]	4,000	4,003,740
TransCanada PipeLines Ltd.
1.63%, 11/09/17	3,000	3,001,107
1.88%, 01/12/18	7,800	7,812,870

		20,864,936

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.43%
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	$1,000	$1,000,862
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	10,000	10,077,700

		11,078,562

RETAIL — 2.27%
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	18,500	18,625,782
McDonald’s Corp.
2.10%, 12/07/18[f]	18,000	18,111,006
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	22,000	22,011,880

		58,748,668

SEMICONDUCTORS — 0.85%
Intel Corp. FRN, (3 mo. LIBOR US + 0.080%)
1.26%, 05/11/20[a]	13,700	13,691,917
QUALCOMM Inc. FRN, (3 mo. LIBOR US + 0.450%)
1.65%, 05/20/20[a]	8,395	8,438,033

SOFTWARE — 0.39%
Fidelity National Information Services Inc.
2.85%, 10/15/18	7,000	7,078,323
Oracle Corp.
2.38%, 01/15/19	3,000	3,037,989

		10,116,312

TELECOMMUNICATIONS — 2.70%
AT&T Inc.
1.40%, 12/01/17	7,000	6,997,585
5.88%, 10/01/19	2,000	2,162,316
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 01/15/20[a]	12,000	12,070,404
Deutsche Telekom International Finance BV
FRN, (3 mo. LIBOR US + 0.450%)
1.72%, 09/19/19[a,b]	10,000	10,023,690
FRN, (3 mo. LIBOR US + 0.580%)
1.88%, 01/17/20[a,b]	12,000	12,041,172
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 0.550%)
1.72%, 05/22/20[a]	10,440	10,462,822
FRN, (3 mo. LIBOR US + 0.770%)
2.04%, 06/17/19[a,f]	16,000	16,143,056

		69,901,045

Security	Principal (000s)	Value

TRANSPORTATION — 0.23%
FedEx Corp.
8.00%, 01/15/19[f]	$1,275	$1,385,457
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	4,473	4,502,804

		5,888,261

TRUCKING & LEASING — 0.59%
Aviation Capital Group Corp.
4.63%, 01/31/18[b]	885	896,887
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[b]	4,000	4,037,720
2.88%, 07/17/18[b]	1,825	1,844,601
3.38%, 03/15/18[b,f]	8,479	8,571,675

		15,350,883

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,592,211,929)		1,595,498,406

REPURCHASE AGREEMENTS — 1.16%
Mizuho Securities USA Inc.,
2.41%, 08/01/17[d] (Purchased on 07/31/17 to be repurchased at $30,002,010, collateralized by non-agency asset-backed security, 0.00%, due 02/01/22, par and fair value of $133,252,995 and $34,500,000, respectively)[h]	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $30,000,000)		30,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.16%
Federal National Mortgage Association
5.00%, 01/01/20	4,103	4,195,984

U.S GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $4,204,040)		4,195,984

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2017

Security	Shares (000s)	Value

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[i,j,k]	33,086	$33,095,462
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[i,j]	19,798	19,798,169

TOTAL MONEY MARKET FUNDS
(Cost: $52,888,146)		52,893,631

TOTAL INVESTMENTS IN SECURITIES — 101.64%
(Cost: $2,631,323,327)[l]		2,636,443,044
Other Assets, Less Liabilities — (1.64)%		(42,626,564)

NET ASSETS — 100.00%		$2,593,816,480

FRN  —  Floating Rate Note

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[e]	Rates shown are discount rates paid at the time of purchase.
[f]	All or a portion of this security represents a security on loan.
[g]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[h]	Maturity date represents next reset date.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral.
[l]	The cost of investments for federal income tax purposes was $2,627,949,432. Net unrealized appreciation was $8,493,612, of which $9,327,943 represented gross unrealized appreciation on securities and $834,331 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$667,778,196	$149,785,435	$817,563,631
Certificates of deposit	—	26,016,795	—	26,016,795
Collateralized mortgage obligations	—	83,809,655	—	83,809,655
Commercial paper	—	26,464,942	—	26,464,942
Corporate bonds & notes	—	1,595,498,406	—	1,595,498,406
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government & agency obligations	—	4,195,984	—	4,195,984
Money market funds	52,893,631	—	—	52,893,631

Total	$52,893,631	$2,433,763,978	$149,785,435	$2,636,443,044

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on observable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

10

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 101.11%

ALABAMA — 3.25%
State of Alabama Docks Department RB
Series B
5.00%, 10/01/18	$500	$521,075
5.00%, 10/01/19	500	537,270
Tuscaloosa City Board of Education RB
5.00%, 08/01/19	150	161,488

		1,219,833

ARKANSAS — 0.39%
City of Little Rock AR Sewer Revenue RB
1.15%, 12/01/18	145	145,245

		145,245

CALIFORNIA — 1.95%
Lancaster Redevelopment Agency Successor Agency RB
3.00%, 08/01/20	700	731,563

		731,563

COLORADO — 0.77%
State of Colorado Department of Transportation COP
5.00%, 06/15/19	270	289,794

		289,794

CONNECTICUT — 4.82%
State of Connecticut GO
Series A
5.00%, 04/15/20	1,200	1,307,040
Series C
0.93%, 05/15/34(Call 08/31/17)	500	500,000

		1,807,040

FLORIDA — 0.29%
Volusia County Educational Facility Authority RB
3.00%, 10/15/17	110	110,374

		110,374

GEORGIA — 6.17%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,712,376
Cobb County Development Authority RB
5.00%, 07/15/20	545	601,724

		2,314,100

ILLINOIS — 5.24%
Chicago Transit Authority RB
5.00%, 06/01/20	750	820,657

Security	Principal (000s)	Value
Illinois Finance Authority RB
3.00%, 11/15/17	$150	$150,882
4.00%, 09/01/17	100	100,236
4.00%, 09/01/18	150	153,822
4.00%, 11/15/18	100	103,527
4.00%, 09/01/19	145	151,644
5.00%, 08/15/17	375	375,548
Series A
5.00%, 10/01/20	100	110,996

		1,967,312

INDIANA — 0.28%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series B
4.00%, 10/01/18	100	103,499

		103,499

IOWA — 1.60%
Iowa Finance Authority RB VRDN
1.02%, 04/01/22(Call 08/31/17)[a]	600	600,000

		600,000

KENTUCKY — 1.08%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	400	406,068

		406,068

LOUISIANA — 1.70%
City of Ruston LA RB
2.00%, 06/01/18(AGM)	185	186,319
Louisiana Public Facilities Authority RB
5.00%, 05/15/21	400	451,260

		637,579

MARYLAND — 0.64%
Maryland Health & Higher Educational Facilities Authority RB
Series B
3.00%, 07/01/18	235	238,953

		238,953

MICHIGAN — 4.30%
County of Genesee MI GOL
Series B
5.00%, 02/01/19(BAM)	100	105,450
Macomb Township Building Authority RB
3.00%, 04/01/18	500	506,690
Michigan State Housing Development Authority RB VRDN
Series C
0.88%, 12/01/35(Call 08/31/17)[a]	1,000	1,000,000

		1,612,140

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2017

Security	Principal (000s)	Value

NEW JERSEY — 33.41%
Borough of Oceanport NJ GO
2.00%, 06/29/18	$1,000	$1,006,930
Borough of Wanaque NJ GO
2.25%, 03/30/18	1,075	1,082,110
City of Newark NJ RB
5.00%, 09/01/17	2,000	2,005,820
City of North Wildwood NJ GO
2.25%, 05/09/18	1,000	1,007,360
County of Passaic NJ GO
Series A
2.00%, 12/11/17	1,000	1,003,960
Hasbrouck Heights Board of Education GO
2.00%, 07/13/18	1,100	1,107,392
New Jersey Building Authority RB
Series A
5.00%, 06/15/18	510	523,270
New Jersey Economic Development Authority RB
Series EE
5.00%, 09/01/17 (ETM)	610	612,129
New Jersey Educational Facilities Authority RB
Series F
4.00%, 07/01/20	255	273,577
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19	160	171,547
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17	2,350	2,384,921
Series A-1
5.00%, 06/15/19	495	521,096
Township of Lacey NJ GO
Series A
2.00%, 05/25/18	334	335,654
Township of Winslow NJ GO
1.75%, 06/06/18	500	502,395

		12,538,161

NEW YORK — 12.81%
City of Glens Falls NY GO
1.40%, 06/08/18 (Call 11/15/17)	1,000	1,000,270
Cooperstown Central School District GO
2.00%, 06/29/18 (SAW)	860	865,332
New York State Dormitory Authority RB
Series K
4.00%, 10/01/18	225	232,875
Onondaga County Trust for Cultural Resources RB
4.00%, 05/01/19	400	418,884
Skaneateles Central School District/NY GO
2.25%, 07/06/18	1,263	1,274,997
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	1,015,180

		4,807,538

NORTH CAROLINA — 0.63%
Charlotte-Mecklenburg Hospital Authority (The) RB
5.00%, 01/15/19	225	237,793

		237,793

Security	Principal (000s)	Value

OHIO — 8.81%
City of Kirtland OH GOL
2.00%, 06/21/18	$500	$503,255
City of Willoughby OH GO
2.00%, 06/22/18	750	754,898
County of Union OH GOL
1.20%, 03/28/18 (Call 08/31/17)	1,350	1,350,216
Urbana City School District GO
5.00%, 12/01/17	690	699,494

		3,307,863

OKLAHOMA — 1.04%
Norman Regional Hospital Authority RB
4.00%, 09/01/18	380	390,621

		390,621

PENNSYLVANIA — 9.05%
Carlisle Area School District GOL
2.00%, 09/01/19	165	167,820
Commonwealth of Pennsylvania GO Third Series
5.38%, 07/01/18 (AGM)	1,000	1,041,220
Montgomery County Industrial Development Authority/PA RB VRDN
0.82%, 11/15/29 (Call 08/01/17) (AGC)[a]	400	400,000
Pennsylvania Economic Development Financing Authority RB
4.00%, 03/15/19	1,000	1,047,050
Pottsgrove School District GOL
3.00%, 08/15/17	740	740,651

		3,396,741

TENNESSEE — 0.68%
Knox County Health Educational & Housing Facility Board RB
4.00%, 09/01/18	250	256,660

		256,660

TEXAS — 0.87%
Harris County Hospital District RB
5.00%, 02/15/20	300	327,024

		327,024

WEST VIRGINIA — 0.90%
Berkeley County Public Service District RB
2.00%, 12/01/17	335	336,072

		336,072

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
WYOMING — 0.43%
Wyoming Municipal Power Agency Inc. RB
Series A
4.00%, 01/01/18 (BAM)	$160	$161,942

		161,942

TOTAL MUNICIPAL DEBT OBLIGATIONS		37,943,915
(Cost: $37,931,394)

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniCash
0.64%[b,c]	96	95,841

		95,841

TOTAL SHORT-TERM INVESTMENTS		95,841
(Cost: $95,837)

TOTAL INVESTMENTS IN SECURITIES — 101.37%
(Cost: $38,027,231)[d]		38,039,756
Other Assets, Less Liabilities — (1.37)%		(513,066)

NET ASSETS — 100.00%		$37,526,690

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGC  —  Assured Guaranty Corp.

BAM  —  Build America Mutual Assurance Co.

[a]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $38,027,231. Net unrealized appreciation was $12,525, of which $46,769 represented gross unrealized appreciation on securities and $34,244 represented gross unrealized depreciation on securities.

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal debt obligations	$—	$37,943,915	$—	$37,943,915
Money market funds	95,841	—	—	95,841

Total	$95,841	$37,943,915	$—	$38,039,756

4

Schedule of Investments  (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2017

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.04%
Honda Auto Receivables Owner Trust Series 2016-2, Class A2
1.13%, 09/17/18 (Call 07/15/19)	$53	$53,057

TOTAL ASSET-BACKED SECURITIES
(Cost: $53,079)		53,057

CERTIFICATES OF DEPOSIT — 15.89%
Bank of America N.A.
1.18%, 10/03/17	4,000	3,999,932
Bank of Nova Scotia (The)
1.60%, 04/12/19	1,000	999,665
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.53%, 08/30/17	1,500	1,500,391
Canadian Imperial Bank of Commerce
1.54%, 08/08/18	1,000	999,799
Cooperatieve Rabobank UA/NV
1.69%, 09/08/17	500	500,260
Credit Industriel ET Commercial, NY
1.46%, 10/05/17	2,000	2,000,798
DG Bank/NY
1.20%, 08/28/17	1,000	999,961
Mitsubishi UFJ Trust & Banking Corp.
1.57%, 09/15/17	4,000	4,001,808
Mizuho Bank Ltd.
1.62%, 09/08/17	2,000	2,000,918
Natixis SA
1.56%, 09/18/17	250	250,117
Norinchukin Bank (The)
1.55%, 09/22/17	250	250,114
Toronto-Dominion Bank (The)
1.75%, 11/22/17	1,000	1,001,414
UBS AG/Stamford CT
1.53%, 09/01/17	250	250,058
1.57%, 09/08/17	250	250,079
Wells Fargo Bank N.A.
1.46%, 02/06/18	250	250,311
1.77%, 09/22/17	250	250,200

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $19,499,590)		19,505,825

COMMERCIAL PAPER[a] — 34.37%
ABN AMRO Funding USA LLC
1.22%, 08/01/17	1,000	999,967
1.62%, 03/02/18	3,000	2,974,070
ASB Finance Ltd.
1.69%, 02/12/18	300	300,565
AXA Financial Inc.
1.54%, 02/06/18	2,500	2,478,493
1.71%, 10/10/17	250	249,280
Bank of Nova Scotia (The)
1.75%, 11/20/17	500	500,652
Banque et Caisse depargne
1.21%, 09/07/17	1,500	1,498,171
Bell Canada Inc.
1.35%, 08/14/17	1,200	1,199,342

Security	Principal (000s)	Value
BPCE SA
1.65%, 07/09/18	$3,000	$2,955,153
Commonwealth Bank of Australia
1.65%, 09/01/17	500	500,202
Deutsche Telekom AG
1.33%, 08/03/17	1,900	1,899,763
1.42%, 09/14/17	2,900	2,894,418
Electricite de France SA
1.56%, 09/19/17	1,500	1,496,931
Ford Motor Credit Co. LLC
1.40%, 09/11/17	1,000	998,241
1.57%, 09/01/17	1,900	1,897,465
1.70%, 10/05/17	650	648,179
HSBC Bank PLC
1.48%, 02/09/18	1,000	1,001,447
Macquarie Bank Ltd.
1.54%, 01/24/18	5,400	5,405,103
Matchpoint Finance PLC
1.43%, 12/12/17	2,100	2,088,564
Sempra Energy
1.50%, 08/17/17	4,000	3,997,274
Sheffield Receivables Co. LLC
1.36%, 08/21/17	1,000	999,285
1.48%, 09/21/17	705	703,681
Southern Co. (The)
1.50%, 08/02/17	4,500	4,499,652

TOTAL COMMERCIAL PAPER
(Cost: $42,176,772)		42,185,898

CORPORATE BONDS & NOTES — 44.97%

AEROSPACE & DEFENSE — 2.98%
Lockheed Martin Corp.
4.25%, 11/15/19	3,000	3,160,104
United Technologies Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.52%, 11/01/19[b]	500	503,406

		3,663,510

AUTO MANUFACTURERS — 3.18%
American Honda Finance Corp.
1.55%, 12/11/17	2,500	2,501,237
Daimler Finance North America LLC FRN, (3 mo. LIBOR US + 0.620%)
1.79%, 10/30/19[b,c]	250	251,285
Ford Motor Credit Co. LLC
1.72%, 12/06/17	350	350,068
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.800%)
2.10%, 04/06/18[b,c]	300	301,268
FRN, (3 mo. LIBOR US + 1.010%)
2.23%, 03/08/19[b,c]	250	252,771
Toyota Motor Credit Corp. FRN, (3 mo. LIBOR US + 0.380%)
1.68%, 04/06/18[b]	250	250,572

		3,907,201

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2017

Security	Principal (000s)	Value
BANKS — 23.38%
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.440%)
1.74%, 01/16/18[b,c]	$400	$400,654
Bank of America Corp.
2.60%, 01/15/19	500	505,119
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.600%)
1.83%, 12/12/19[b]	510	512,896
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18[c]	2,000	2,017,906
Barclays PLC
2.00%, 03/16/18	2,000	2,001,920
BNP Paribas SA
2.38%, 09/14/17	250	250,263
Citigroup Inc.
1.70%, 04/27/18	1,550	1,550,095
FRN, (3 mo. LIBOR US + 0.860%)
2.08%, 12/07/18[b]	400	402,844
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.400%)
1.64%, 03/12/18[b,c]	300	300,578
FRN, (3 mo. LIBOR US + 0.450%)
1.69%, 03/10/20[b,c]	1,615	1,620,736
HSBC USA Inc.
1.63%, 01/16/18	1,800	1,800,716
FRN, (3 mo. LIBOR US + 0.880%)
2.18%, 09/24/18[b]	2,000	2,015,036
JPMorgan Chase & Co.
6.00%, 01/15/18	2,500	2,549,015
FRN, (3 mo. LIBOR US + 0.550%)
1.71%, 04/25/18[b]	400	401,290
Series H
1.70%, 03/01/18 (Call 02/01/18)	2,500	2,501,492
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.450%)
1.73%, 09/21/18 (Call 08/21/18)[b]	250	250,771
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.420%)
1.72%, 04/17/19[b,c,d]	1,000	1,002,000
Royal Bank of Canada
2.00%, 12/10/18	390	391,877
FRN, (3 mo. LIBOR US + 0.380%)
1.59%, 03/02/20[b]	3,000	3,004,503
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 03/06/19[c]	1,635	1,638,448
UBS AG/Stamford CT
1.80%, 03/26/18	325	325,446
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.430%)
1.65%, 03/06/20[b]	3,000	3,001,494
FRN, (3 mo. LIBOR US + 0.710%)
1.89%, 05/13/19[b]	250	251,861

		28,696,960
COMPUTERS — 0.61%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.200%)
1.38%, 02/07/20[b]	500	501,498
FRN, (3 mo. LIBOR US + 0.250%)

Security	Principal (000s)	Value
1.42%, 05/03/18[b]	$250	$250,557

		752,055
DIVERSIFIED FINANCIAL SERVICES — 2.45%
American Express Credit Corp.
FRN, (3 mo. LIBOR US + 0.430%)
1.65%, 03/03/20 (Call 02/03/20)[b]	3,000	3,005,550

		3,005,550
INSURANCE — 0.18%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	115	115,093
FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 03/07/18[b]	100	100,370

		215,463
INTERNET — 1.44%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,750	1,766,219

		1,766,219
MACHINERY — 0.65%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	500	499,370
FRN, (3 mo. LIBOR US + 0.700%)
1.89%, 02/23/18[b]	300	301,097

		800,467
MANUFACTURING — 2.45%
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.340%)
1.59%, 03/16/20[b,c]	3,000	3,010,191

		3,010,191
MEDIA — 1.17%
Walt Disney Co. (The)
FRN, (3 mo. LIBOR US + 0.130%)
1.35%, 03/04/20[b]	1,435	1,437,570

		1,437,570
OIL & GAS — 3.55%
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.090%)
1.29%, 02/28/19[b]	2,000	2,001,118
FRN, (3 mo. LIBOR US + 0.210%)
1.43%, 03/03/20[b]	2,000	2,006,740
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.600%)
1.80%, 02/28/18[b]	350	351,276

		4,359,134

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 0.33%
Bayer U.S. Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
1.58%, 10/06/17[b,c]	$400	$400,045

		400,045
RETAIL — 1.40%
CVS Health Corp.
1.90%, 07/20/18	390	391,315
Home Depot Inc. (The)
FRN, (3 mo. LIBOR US + 0.150%)
1.37%, 06/05/20[b]	1,220	1,220,954
Lowe’s Companies Inc.
FRN, (3 mo. LIBOR US + 0.600%)
1.84%, 09/14/18[b]	100	100,582

		1,712,851
SEMICONDUCTORS — 1.20%
QUALCOMM Inc.
1.40%, 05/18/18	500	499,728
FRN, (3 mo. LIBOR US + 0.360%)
1.56%, 05/20/19[b]	970	973,798

		1,473,526

TOTAL CORPORATE BONDS & NOTES (Cost: $55,093,321)		55,200,742

REPURCHASE AGREEMENTS — 4.48%
Citigroup Global Markets Inc.,
1.81%, 08/01/17[e]
(Purchased on 07/31/17 to be repurchased at $2,500,126, collateralized by non-agency asset-backed security, 2.86%, due 08/25/44, par and fair value of $2,923,605 and $2,875,001, respectively)[f]	2,500	2,500,000
Credit Suisse Securities (USA) LLC,
1.68%, 08/01/17[e]
(Purchased on 07/31/17 to be repurchased at $2,000,093, collateralized by non- agency asset-backed security, 7.23%, due 09/05/17, par and fair value of $2,294,661 and $2,303,978, respectively)[f]	2,000	2,000,000
Deutsche Bank Securities Inc.,
1.61%, 08/01/17[e]
(Purchased on 07/31/17 to be repurchased at $1,000,045, collateralized by various non-agency asset-backed securities, 0.00% to 10.00%, due 07/01/18 to 08/07/52, par and fair value of $251,241,297 and $1,140,277, respectively)[f]	1,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $5,500,000)		5,500,000

Security	Shares (000s)	Value

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.98%[g,h]	39	$39,018

TOTAL MONEY MARKET FUNDS (Cost: $39,018)		39,018

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $122,361,780)[i]		122,484,540
Other Assets, Less Liabilities — 0.22%		269,626

NET ASSETS — 100.00%		$122,754,166

FRN  —  Floating Rate Note

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	Floating rate security. Rate shown is the rate in effect as of period end.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[f]	Maturity date represents next reset date.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	The cost of investments for federal income tax purposes was $122,361,780. Net unrealized appreciation was $122,760, of which $133,292 represented gross unrealized appreciation on securities and $10,532 represented gross unrealized depreciation on securities.

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$53,057	$—	$53,057
Certificates of deposit	—	19,505,825	—	19,505,825
Commercial paper	—	42,185,898	—	42,185,898
Corporate bonds & notes	—	54,198,742	1,002,000	55,200,742
Repurchase agreements	—	5,500,000	—	5,500,000
Money market funds	39,018	—	—	39,018

Total	$39,018	$121,443,522	$1,002,000	$122,484,540

4

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2017